
                   THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                    THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                      (THE TAX-EXEMPT FUND OF CALIFORNIA)

                                     Part B
                      Statement of Additional Information

                                November 1, 2005
                      (as supplemented April 1, 2006)

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America, Inc. ("TEBF"),
American High-Income Municipal Bond Fund, Inc. ("AHIM"), Limited Term Tax-Exempt
Bond Fund of America ("LTEX") and The American Funds Tax-Exempt Series II - The
Tax-Exempt Fund of California ("TEFCA") dated November 1, 2005. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

                   The Tax-Exempt Bond Fund of America, Inc.
                 American High-Income Municipal Bond Fund, Inc.
                  Limited Term Tax-Exempt Bond Fund of America
                    The American Funds Tax-Exempt Series II
                      (The Tax-Exempt Fund of California)
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                               TABLE OF CONTENTS

Item                                                                  Page no.
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Financial statements

                       Tax-Exempt Income Funds -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax.

..    The fund will not invest in securities that subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by Standard & Poor's Corporation ("S&P") or Moody's Investors
     Service ("Moody's") or unrated but determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB or below by S&P and Baa or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax
     (including securities subject to alternative minimum tax).

..    The fund may invest, without limitation, in securities that may subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or below by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest at least 50% of its assets in debt securities rated
     BBB or below by S&P or Baa or below by Moody's or unrated but determined to be of equivalent quality.

                       Tax-Exempt Income Funds -- Page 2

..    The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type
     (however, the fund may not invest 25% or more in municipal securities of the same project type issued by non-governmental entities).

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax and that do not subject fund shareholders to alternative minimum tax.

..    The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB by
     S&P or Baa by Moody's or unrated but determined to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced below BBB or Baa (or if unrated, when its quality falls below the equivalent of BBB or Baa).

..    The dollar-weighted average effective maturity of the fund's portfolio will be between 3 and 10 years.

..    The maximum dollar-weighted average nominal or stated maturity of the fund's portfolio will be 15 years.
..    The maximum effective maturity or average life of any one security in the fund's portfolio will be 10 years.

THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject fund shareholders to alternative minimum tax.

..    The fund may invest up to 20% of its assets in securities that may subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 65% of its assets in debt securities rated
     BBB or better by S&P or Baa or better by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

                       Tax-Exempt Income Funds -- Page 3

..    The fund will invest substantially in securities with maturities in excess of three years.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND,
------------------------------------------------------------------------------
LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA AND THE TAX-EXEMPT FUND OF
-----------------------------------------------------------------------
CALIFORNIA
----------

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors interest and may repay the amount borrowed periodically during the life of the security and at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

                       Tax-Exempt Income Funds -- Page 4

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

                       Tax-Exempt Income Funds -- Page 5

MUNICIPAL LEASE OBLIGATIONS -- The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

INSURED MUNICIPAL BONDS -- The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the funds or any other party, and is usually purchased from private, non-governmental insurance companies. The credit rating of an insured municipal bond reflects the credit rating of the insurer, based on the insurer's claims-paying ability. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund's shares.

U.S. COMMONWEALTH OBLIGATIONS -- The funds may invest in obligations of the
Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin
Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal and state income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the funds' holdings in such obligations.

ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

CASH AND CASH EQUIVALENTS -- These include, but are not limited to: (a)
tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b)
municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

TEMPORARY INVESTMENTS -- The funds may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax.
Further, a portion of a fund's assets, which will normally be less than 20%, may be held in

                       Tax-Exempt Income Funds -- Page 6

cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury;
(b) obligations of agencies and instrumentalities of the U.S. government; (c)
money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. When the funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly. Keeping in mind each fund's objective, the investment adviser may increase each fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make

                       Tax-Exempt Income Funds -- Page 7

purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

PRIVATE PLACEMENTS -- Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund's Board of Directors/Trustees.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the funds. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' Board of
Directors/Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited. The funds do not currently intend to engage in this investment practice over the next 12 months.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, LIMITED TERM TAX-EXEMPT BOND FUND OF
------------------------------------------------------------------------------
AMERICA AND THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------------------

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND AND THE TAX-EXEMPT FUND OF CALIFORNIA
------------------------------------------------------------------------------

CONCENTRATION OF INVESTMENTS -- The funds may invest more than 25% of their assets in industrial development bonds.

AHIM may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make
AHIM more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental

                       Tax-Exempt Income Funds -- Page 8

considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price also may increase.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------
MATURITY -- Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years. The fund may purchase any security with an effective maturity or average life of 10 years or less. In calculating effective maturity or average life, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life of 10 years or less, even though the nominal or stated
maturity may be beyond 10 years. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

RISK FACTORS RELATING TO CALIFORNIA DEBT OBLIGATIONS -- Because the fund invests primarily in securities issued by the State of California (the "State"), its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.

A variety of events, such as economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to
California's municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State's economy.

California's economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations. For example, events such as the State's budgetary problems combined with a decrease in tax revenues and an overall slowdown in the economy may adversely impact the fund. Since early 2001, California has faced severe financial challenges, which may continue for several years. The State experienced an economic recession in 2001 and a sluggish recovery in 2002, resulting in a serious erosion of its General Fund tax revenues. Although the
State's 2005 Budget Act addressed part of the State's ongoing structural budget shortfall, the State Legislative Analyst's Office as of the date of this statement of additional information predicts that, even assuming all savings in the current budget plan are achieved, the State will conclude its 2005-2006 fiscal year with a continued structural budget gap.

Such events can negatively impact the State's credit rating, make it more expensive for the State to borrow money, and impact municipal issuers' ability to pay their obligations. For example, in the past various nationally recognized statistical ratings organizations ("NRSROs") have lowered their ratings on
California general obligation bonds, making it more expensive for the State to borrow money. Recently, NRSROs have increased such ratings. It is not currently possible to

                       Tax-Exempt Income Funds -- Page 9

determine whether, or the extent to which, an NRSRO may change such ratings, either up or down, in the future.

California is the most populous state in the nation with a diverse economy.
Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the
State's significant industries are sensitive to economic disruptions in their export markets. The State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the high technology sector.
Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limits ad valorem taxes on real property and restricts local taxing entities' ability to raise real property taxes) and 218 (limits local governments' ability to impose "property related" fees, assessments and taxes)
have constrained local governments' ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year.

                                         FISCAL YEAR/PERIOD        PORTFOLIO TURNOVER RATE
--------------------------------------------------------------------------------------------

 TEBF                                           2005                          9%
                                                2004                          8
--------------------------------------------------------------------------------------------
 AHIM                                           2005                         10
                                                2004                          6
--------------------------------------------------------------------------------------------
 LTEX                                           2005                         12
                                                2004                         10
--------------------------------------------------------------------------------------------
 TEFCA                                          2005                         11
                                                2004                          8
--------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 10

See "Financial highlights" in the prospectus for the funds' annual portfolio turnover for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2.   Enter into any repurchase agreement if, as a result, more than 10% of the value of the fund's total assets would be subject to repurchase agreements maturing in more than seven days;

3.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

4.   Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6.   Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

                       Tax-Exempt Income Funds -- Page 11

7.   Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8.   Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

10.  Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11.   Write, purchase or sell puts, calls, straddles, spreads or any combination thereof.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least
80% of the income that the fund distributes is exempt from federal income tax.

For the purpose of the fund's investment restrictions, the identification of the
"issuer" of municipal bonds that are not general obligation bonds is made by the
Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

For purposes of Investment Restriction #10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund may not invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects
(such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds.
There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction;

2.   The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

3.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

4.   The fund may not issue senior securities, except as permitted by the 1940
Act.

                       Tax-Exempt Income Funds -- Page 12

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Invest in companies for the purpose of exercising control or management;

3.   Purchase or sell real estate (including real estate limited partnerships)
unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

4.   Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

5.   Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6.   Make loans in an aggregate amount in excess of 33 1/3% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

7.   Issue senior securities, except as permitted under the Investment Company
Act of 1940;

8.   Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

9.   Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);

10.  Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the secu-

                       Tax-Exempt Income Funds -- Page 13

rities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases; nor

11.  Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax. For this purpose, securities subject to federal alternative minimum tax are considered tax-exempt securities. In the alternative, the fund will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the Board of
Directors, loans of portfolio securities as described under "Loans of Portfolio
Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

2.   The fund will not invest more than 15% of the value of its net assets in illiquid securities;

3.   The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the Board of Directors;

4.   The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.

5.   The fund may not issue senior securities, except as permitted by the 1940
Act.

For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

These restrictions provide that the fund may not:

 1.  With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

                       Tax-Exempt Income Funds -- Page 14

2.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3.  Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4.  Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5.  Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6.  Invest in companies for the purpose of exercising control or management;

 7.  Make loans to others except for (a) purchasing debt securities; (b)
entering into repurchase agreements; and (c) loaning portfolio securities;

 8.  Issue senior securities, except as permitted under the Investment Company
Act of 1940;

 9.  Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for
300% asset coverage; nor

10.  Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features).

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least
80% of the income that the fund distributes is exempt from federal income tax.

                       Tax-Exempt Income Funds -- Page 15

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.    The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2.   The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except as permitted by the 1940 Act, as amended.

3.    The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

4.   The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S.
government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

5.   The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

6.   The fund may not issue senior securities, except as permitted by the 1940
Act.

For the purpose of the fund's investment restrictions, the identification of the
"issuer" of municipal bonds that are not general obligation bonds is made by the
Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

These restrictions provide that the fund may not:

1.   Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

2.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

3.   Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

4.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

                       Tax-Exempt Income Funds -- Page 16

5.   Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

6.   Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

7.   Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

8.   Invest in companies for the purpose of exercising control or management;

9.   Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

10.  Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

11.  Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S.
government obligations are not considered to be part of any industry.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal and California income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal and California income tax.

For the purpose of the fund's investment restrictions, the identification of the issuer of municipal bonds which are not general obligation bonds is made by the
Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For purposes of Investment Restriction #9, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

The fund may not:

1.   Invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

2.   Invest more than 15% of its value of its net assets in illiquid securities.

                       Tax-Exempt Income Funds -- Page 17

3.   Invest in securities of other investment companies, except as permitted by the 1940 Act, as amended.

4.   Issue senior securities, except as permitted by the 1940 Act.

                       Tax-Exempt Income Funds -- Page 18

                            MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS/TRUSTEES AND OFFICERS

                                              YEAR FIRST
                                                ELECTED                                           NUMBER OF PORTFOLIOS
                            POSITION         A DIRECTOR/                                            WITHIN THE FUND
                            WITH THE           TRUSTEE         PRINCIPAL OCCUPATION(S) DURING     COMPLEX/2/ OVERSEEN
     NAME AND AGE             FUNDS        OF THE FUNDS/1/             PAST FIVE YEARS            BY DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES/4/
------------------------------------------------------------------------------------------------------------------------

 Richard G. Capen,       Director/Trustee        1999         Corporate director and author;               14
 Jr.                                                          former U.S. Ambassador to Spain;
 Age: 71                                                      former Vice Chairman,
                                                              Knight-Ridder, Inc.
                                                              (communications company); former
                                                              Chairman and Publisher, The Miami
                                                                                      ---------
                                                              Herald
                                                              ------
------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director/Trustee   TEBF      1979    Private investor; former                     19
 Christie                                   AHIM      1994    President and CEO, The Mission
 Age: 72                                    LTEX      1993    Group (non-utility holding
                                            TEFCA     1986    company, subsidiary of Southern
                                                              California Edison Company)
------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Director/Trustee        1994         Chairman of the Board, President             12
 Age: 56                                                      and CEO, Ecovation, Inc. (organic
                                                              waste management); former
                                                              President and CEO, The Earth
                                                              Technology Corporation
                                                              (international consulting
                                                              engineering)
------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Chairman of the    TEBF      1989    Chairman of the Board,               16
 Age: 70                 Board              AHIM      1994    Senior Resource Group LLC
                         (independent       LTEX      1993    (development and management of
                         and                TEFCA     1989    senior living communities)
                         Non-Executive)
                         and
                         Director/Trustee
------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Director/Trustee        1994         President and CEO, Fuller                    14
 Age: 59                                                      Consulting (financial management
                                                              consulting firm)
------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper         Director/Trustee        2005         President, Dumbarton Group LLC               15
 Age: 59                                                      (consulting); former Executive
                                                              Vice President - Policy and
                                                              Oversight, NASD
------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Director/Trustee   TEBF      1991    Chairman of the Board, AECOM                 13
 Age: 70                                    AHIM      1994    Technology Corporation
                                            LTEX      1993    (engineering, consulting and
                                            TEFCA     1991    professional technical services)
------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Director/Trustee        1999         Principal, The Sanchez Family                12
 Age: 62                                                      Corporation dba McDonald's
                                                              Restaurants (McDonald's licensee)

------------------------------------------------------------------------------------------------------------------------

                         OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE            BY DIRECTOR/TRUSTEE
-----------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES/4/
-----------------------------------------------------

 Richard G. Capen,       Carnival Corporation
 Jr.
 Age: 71
-----------------------------------------------------
 H. Frederick            Ducommun Incorporated;
 Christie                IHOP Corporation;
 Age: 72                 Southwest Water Company
-----------------------------------------------------
 Diane C. Creel          Allegheny Technologies;
 Age: 56                 BF Goodrich;
                         Foster Wheeler Ltd.
-----------------------------------------------------
 Martin Fenton           None
 Age: 70
-----------------------------------------------------
 Leonard R. Fuller       None
 Age: 59
-----------------------------------------------------
 R. Clark Hooper         None
 Age: 59
-----------------------------------------------------
 Richard G. Newman       Sempra Energy;
 Age: 70                 Southwest Water Company
-----------------------------------------------------
 Frank M. Sanchez        None
 Age: 62
-----------------------------------------------------

                       Tax-Exempt Income Funds -- Page 19


                                            YEAR FIRST         PRINCIPAL OCCUPATION(S)
                                             ELECTED            DURING PAST FIVE YEARS
                                           A DIRECTOR/            AND POSITIONS HELD         NUMBER OF PORTFOLIOS
                          POSITION           TRUSTEE           WITH AFFILIATED ENTITIES        WITHIN THE FUND
                          WITH THE        AND/OR OFFICER     OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ OVERSEEN
    NAME AND AGE            FUNDS        OF THE FUNDS/1/             OF THE FUNDS            BY DIRECTOR/TRUSTEE
-------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/5,6/
-------------------------------------------------------------------------------------------------------------------

 Don R. Conlan         TEFCA: Trustee          1996         President (retired), The                   5
 Age: 69                                                    Capital Group Companies, Inc.*

-------------------------------------------------------------------------------------------------------------------
 Brenda S. Ellerin     LTEX: President     LTEX     1997    Senior Vice President, Capital             1
 Age: 42               and Trustee         TEBF     1999    Research Company*
                       TEBF: Senior        AHIM     2001
                       Vice President
                       AHIM: Vice
                       President
-------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine    AHIM, LTEX and     TEBF      1979    Senior Vice President and                 12
 Age: 75               TEBF: Vice         AHIM      1994    Director, Capital Research and
                       Chairman and       LTEX      1993    Management Company
                       Director/Trustee   TEFCA     1986

                       TEFCA:
                       President and
                       Trustee
-------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Vice Chairman      TEBF      1986    Executive Vice President and              16
 Age: 56               and Director/      AHIM      1994    Director, Capital Research and
                       Trustee            LTEX      1993    Management Company; Director,
                                          TEFCA     1986    The Capital Group Companies,
                                                            Inc.*
-------------------------------------------------------------------------------------------------------------------
 Neil L. Langberg      TEBF: President    TEBF      1985    Vice President - Investment                1
 Age: 52               and Director       AHIM      1994    Management Group, Capital
                                          LTEX      1993    Research and Management
                       AHIM, LTEX and     TEFCA     1986    Company
                       TEFCA: Senior
                       Vice President
                                         --------------------------------------------------------------------------
-----------------------------------------
 Mark R. Macdonald     AHIM: President    AHIM      1996    Senior Vice President and                  1
 Age: 46               and Director                         Director, Capital Research and
                                                            Management Company
-------------------------------------------------------------------------------------------------------------------

                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE           BY DIRECTOR/TRUSTEE
---------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/5,6/
---------------------------------------------------

 Don R. Conlan         None
 Age: 69
---------------------------------------------------
 Brenda S. Ellerin     None
 Age: 42
---------------------------------------------------
 Abner D. Goldstine    None
 Age: 75
---------------------------------------------------
 Paul G. Haaga, Jr.    None
 Age: 56
---------------------------------------------------
 Neil L. Langberg      None
 Age: 52
---------------------------------------------------
 Mark R. Macdonald     None
 Age: 46
---------------------------------------------------

                       Tax-Exempt Income Funds -- Page 20


 [This page is intentionally left blank for this filing.]

                       Tax-Exempt Income Funds -- Page 21


                                                                                    PRINCIPAL OCCUPATION(S) DURING
                              POSITION         YEAR FIRST ELECTED                 PAST FIVE YEARS AND POSITIONS HELD
                              WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
     NAME AND AGE               FUNDS            OF THE FUNDS/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
-----------------------------------------------------------------------------------------------------------------------------------

 David A. Hoag          AHIM: Executive Vice   AHIM         1997    Senior Vice President, Capital Research Company*
 Age: 40                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Edward B. Nahmias      AHIM, TEBF and TEFCA:  AHIM         1999    Executive Vice President and Director, Capital Research
 Age: 53                   Vice President      TEBF         2004    Company*
                                               TEFCA        2001
-----------------------------------------------------------------------------------------------------------------------------------
 Kristine M.               Vice President             2003          Vice President and Counsel - Fund Business Management Group,
 Nishiyama                                                          Capital Research and Management Company; Vice President and
 Age: 35                                                            Counsel, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Karl J. Zeile          LTEX: Vice President          2004          Vice President and Director, Capital Research Company*
 Age: 38
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick          Secretary               1994          Assistant Vice President - Fund Business Management Group,
 Age: 41                                                            Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley            Treasurer               2003          Vice President - Fund Business Management Group, Capital
 Age: 37                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman       Assistant Treasurer          2001          Vice President - Fund Business Management Group, Capital
 Age: 35                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.
1 Directors/Trustees and officers of the funds serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American
 Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Director/Trustee as a director of a public company or a registered investment company.
4 A "Non-interested" Director/Trustee refers to a Director/Trustee who is not an
 "interested person" within the meaning of the 1940 Act, on the basis of his or her affiliation with the funds' investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter).
5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter). The listed individual may not be a Director/Trustee of all funds listed for him or her, but rather may be an officer of one or more such funds.
6 All of the officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS/TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH
HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND
SECRETARY.

                       Tax-Exempt Income Funds -- Page 22


FUND SHARES OWNED BY DIRECTORS/TRUSTEES AS OF DECEMBER 31, 2004

                                                               AGGREGATE DOLLAR RANGE/1/
                                                                       OF SHARES
                                                                  OWNED IN ALL FUNDS
                                                                 WITHIN AMERICAN FUNDS
                              DOLLAR RANGE/1/ OF FUND               FAMILY OVERSEEN
         NAME                       SHARES OWNED                  BY DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------

 "NON-INTERESTED" DIRECTORS/TRUSTEES
-----------------------------------------------------------------------------------------
 Richard G. Capen,            TEBF               None                Over $100,000
 Jr.                          AHIM               None
                              LTEX               None
                             TEFCA               None

-----------------------------------------------------------------------------------------
 H. Frederick                 TEBF          Over $100,000            Over $100,000
 Christie                     AHIM               None
                              LTEX               None
                             TEFCA          Over $100,000
-----------------------------------------------------------------------------------------
 Diane C. Creel               TEBF           $1 - $10,000          $10,001 - $50,000
                              AHIM           $1 - $10,000
                              LTEX           $1 - $10,000
                             TEFCA           $1 - $10,000
-----------------------------------------------------------------------------------------
 Martin Fenton                TEBF         $1 - $10,000/2/           Over $100,000
                              AHIM             None/2/
                              LTEX             None/2/
                             TEFCA        $50,001 - $100,000
-----------------------------------------------------------------------------------------
 Leonard R. Fuller            TEBF               None              $50,001 - $100,000
                              AHIM               None
                              LTEX               None
                             TEFCA               None
-----------------------------------------------------------------------------------------
 R. Clark Hooper              TEBF             None/3/           $10,001 - $50,000/4/
                              AHIM               None
                              LTEX               None
                             TEFCA               None
-----------------------------------------------------------------------------------------
 Richard G. Newman            TEBF        $10,001 - $50,000          Over $100,000
                              AHIM        $10,001 - $50,000
                              LTEX        $10,001 - $50,000
                             TEFCA        $10,001 - $50,000
-----------------------------------------------------------------------------------------
 Frank M. Sanchez             TEBF           $1 - $10,000          $10,001 - $50,000
                              AHIM           $1 - $10,000
                              LTEX           $1 - $10,000
                             TEFCA           $1 - $10,000
-----------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/5/
-----------------------------------------------------------------------------------------
 Don R. Conlan                TEBF               N/A                 Over $100,000
                              AHIM               N/A
                              LTEX               N/A
                             TEFCA           $1 - $10,000
-----------------------------------------------------------------------------------------
 Brenda S. Ellerin            TEBF               N/A                 Over $100,000
                              AHIM               N/A
                              LTEX          Over $100,000
                             TEFCA               N/A
-----------------------------------------------------------------------------------------
 Abner D. Goldstine           TEBF          Over $100,000            Over $100,000
                              AHIM        $10,001 - $50,000
                              LTEX        $50,001 - $100,000
                             TEFCA        $10,001 - $50,000
-----------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.           TEBF          Over $100,000            Over $100,000
                              AHIM          Over $100,000
                              LTEX          Over $100,000
                             TEFCA          Over $100,000
-----------------------------------------------------------------------------------------
 Neil L. Langberg             TEBF        $10,001 - $50,000       $10,001 -  $50,000
                              AHIM               N/A
                              LTEX               N/A
                             TEFCA               N/A
-----------------------------------------------------------------------------------------
 Mark R. Macdonald            TEBF               N/A                 Over $100,000
                              AHIM          Over $100,000
                              LTEX               N/A
                             TEFCA               N/A
-----------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 23

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. N/A indicates that the listed individual is not a Director/Trustee of a particular fund. The amounts listed for "interested" Directors/Trustees include shares owned through
 The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Dollar range of shares owned was $10,001 - $50,000, as of October 26, 2005.
3 R. Clark Hooper was elected a Director/Trustee of the funds subsequent to
 December 31, 2004. The dollar range of shares owned by Ms. Hooper in TEBF was
 $10,001 - $50,000, as of September 1, 2005.
4 Ms. Hooper has been a Board member of a fund within the American Funds family since 2003. If the shares she has acquired subsequent to December 31, 2004 were considered, the range for Ms. Hooper would have been $50,001 - $100,000, as of
 September 1, 2005.
5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter).
BOARD COMPENSATION -- No compensation is paid by the funds to any officer or
Director/Trustee who is a director, officer or employee of the investment adviser or its affiliates. Each Non-interested Director/Trustee is typically paid an annual fee of $1,500 by AHIM, $1,500 by LTEX, $3,000 by TEBF and $1,500
by TEFCA. If the aggregate annual fees paid to a Non-interested Director/Trustee by all funds advised by the investment adviser is less than $50,000, that
Non-interested Director/Trustee would be eligible for a $50,000 alternative fee.
This alternative fee is paid by those funds for which the Non-interested
Director/Trustee serves as a Director/Trustee on a pro-rata basis according to each fund's relative share of the annual fees that it would typically

                       Tax-Exempt Income Funds -- Page 24

pay. The alternative fee reflects the significant time and labor commitment required for a Director/Trustee to oversee even one fund. A Non-interested
Director/Trustee who is chairman of the Board (an "independent chair") of the funds also receives an additional annual fee of $25,000, paid in equal portions by the funds and the funds whose boards and committees typically meet jointly with those of the funds. The funds pay to their independent chair attendance fees (as described below) for each meeting of a committee of the Board of
Directors attended as a non-voting ex-officio member.

In addition, the funds generally pay to Non-interested Directors/Trustees a pro-rata portion of fees of: (a) $3,600 for each Board of Directors/Trustees meeting attended; (b) $1,500 for each meeting attended as a member of the
Nominating and Governance Committee; (c) $3,000 for each meeting attended as a member of the Contracts Committee; and (d) an annual fee of $6,160 for attending all Audit Committee meetings.

Non-interested Directors/Trustees also receive attendance fees of (a) $2,500 for each director seminar or information session organized by the investment adviser, (b) $1,500 for each joint Audit Committee meeting with all other audit committees of funds advised by the investment adviser and (c) $500 for each meeting of the board or committee chairs of other funds advised by the investment adviser. The funds and the other funds served by each Non-interested
Director/Trustee each pay an equal portion of these attendance fees.

The Nominating and Governance Committee of the Board of Directors/Trustees,
a Committee comprised exclusively of Non-interested Directors/Trustees, reviews
Director/Trustee compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating and Governance Committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data.

No pension or retirement benefits are accrued as part of fund expenses.
Non-Interested Directors/Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Non-Interested
Directors/Trustees.

DIRECTOR/TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31 OR
AUGUST 31, 2005/*/

                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                           COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                FROM THE FUNDS
-----------------------------------------------------------------------------------

 Richard G. Capen,          $5,199      TEBF                  $140,700/4/
 Jr./3/                      3,699      AHIM                   140,700/5/
                             3,699      LTEX
                             3,699      TEFCA
-----------------------------------------------------------------------------------
 H. Frederick               $5,295      TEBF                  $322,700/4/
 Christie/3/                 3,795      AHIM                   322,700/5/
                             3,795      LTEX
                             3,795      TEFCA
-----------------------------------------------------------------------------------
 Diane C. Creel/3/          $6,555      TEBF                  $79,430/4/
                             5,265      AHIM                   79,430/5/
                             5,265      LTEX
                             5,055      TEFCA
-----------------------------------------------------------------------------------
 Martin Fenton/3/           $6,300      TEBF                  $264,690/4/
                             5,430      AHIM                   264,690/5/
                             5,430      LTEX
                             4,800      TEFCA
-----------------------------------------------------------------------------------
 Leonard R. Fuller/3/       $5,199      TEBF                  $190,700/4/
                             3,699      AHIM                   190,700/5/
                             3,699      LTEX
                             3,699      TEFCA
-----------------------------------------------------------------------------------
 R. Clark Hooper/6/         $  750      TEBF                  $14,376/4/
                               250      AHIM                   18,756/5/
                               250      LTEX
                               375      TEFCA
-----------------------------------------------------------------------------------
 Richard G. Newman          $6,177      TEBF                  $155,430/4/
                             5,307      AHIM                   154,430/5/
                             5,307      LTEX
                             5,097      TEFCA
-----------------------------------------------------------------------------------
 Frank M. Sanchez           $6,472      TEBF                  $80,340/4/
                             5,184      AHIM                   80,340/5/
                             5,184      LTEX
                             4,972      TEFCA
-----------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 25

* The Tax-Exempt Bond Fund of America's and The Tax-Exempt Fund of California's
 fiscal year ends on August 31. American High-Income Municipal Bond Fund's and
 Limited Term Tax-Exempt Bond Fund of America's fiscal year ends on July 31.
1 Amounts may be deferred by eligible Directors/Trustees under a nonqualified deferred compensation plan adopted by the funds in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more
 American Funds as designated by the Directors/Trustees. Compensation for the fiscal years ended July 31, 2005 and August 31, 2005, includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American
 Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2005 fiscal year for participating Directors/Trustees is as follows:
  TEBF - Richard G. Capen, Jr. ($25,624), H. Frederick Christie ($16,032), Diane
  C. Creel ($27,035), Martin Fenton ($24,266) and Leonard R. Fuller ($32,913);
  and
  AHIM - Richard G. Capen, Jr. ($18,122), H. Frederick Christie ($10,883), Diane
  C. Creel ($14,667), Martin Fenton ($7,542) and Leonard R. Fuller ($14,838);
  and
  LTEX - Richard G. Capen, Jr. ($18,122), H. Frederick Christie ($10,319), Diane
  C. Creel ($15,111), Martin Fenton ($19,310) and Leonard R. Fuller ($14,849);
  and
  TEFCA - Richard G. Capen, Jr. ($19,624), H. Frederick Christie ($8,259), Diane
  C. Creel ($15,983), Martin Fenton ($20,563) and Leonard R. Fuller ($14,873).
  Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the
  Directors/Trustees.
4 For the fiscal year ended July 31, 2005.
5 For the fiscal year ended August 31, 2005.
6 Ms. Hooper began serving as a Trustee on June 22, 2005.

As of October 1, 2005, the officers and Directors/Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

                       Tax-Exempt Income Funds -- Page 26

FUND ORGANIZATION AND THE BOARD OF DIRECTORS/TRUSTEES

Each fund is an open-end, diversified management investment company. The
Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund
were each organized as a Maryland corporation on July 20, 1979 and June 14,
1994, respectively. Limited Term Tax-Exempt Bond Fund of America and The
Tax-Exempt Fund of California were each organized as a Massachusetts business trust on July 12, 1993 and May 30, 1986, respectively. All fund operations are supervised by the funds' Board of Directors/Trustees which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund is managed under the direction of the Board of Directors, and all powers of a fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or a fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of a fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

Members of the board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the funds as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the funds.

The funds have several different classes of shares including Class A, B, C, F and R-5. Class R-5 shares are available to clients of the Personal Investment
Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.

Shares of each class represent an interest in the same investment portfolio.
Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors/Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of a fund's shares, a fund will hold a meeting at which any member of the Board could be removed by a majority vote.

                       Tax-Exempt Income Funds -- Page 27

SHAREHOLDER AND DIRECTOR/TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where LTEX and TEFCA were organized as trusts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The Declaration of Trust of each of LTEX and TEFCA contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the trust or Trustees. The Declaration of Trust provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the trust and also provides for the trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under each Articles of Incorporation or Declaration of Trust of the funds, the
Directors/Trustees or officers are not liable for actions or failure to act;
however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Each fund will provide indemnification to its Directors/Trustees and officers as authorized by its By-Laws and by the
1940 Act and the rules and regulations thereunder.

COMMITTEES OF THE BOARD OF DIRECTORS/TRUSTEES -- The funds have an Audit
Committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and
Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee provides oversight regarding the funds'
accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers.
The Committee acts as a liaison between the funds' independent registered public accounting firm and the full Board of Directors/Trustees. TEBF and TEFCA had three Audit Committee meetings and AHIM and LTEX had five Audit Committee meetings during the 2005 fiscal year.

The funds have a Contracts Committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the
Investment Advisory and Service Agreement, Principal Underwriting Agreement,
Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors/Trustees on these matters. One Contracts Committee meeting was held during the 2005 fiscal year.

The funds have a Nominating and Governance Committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The
Committee periodically reviews such issues as each Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors/Trustees. The
Committee also evaluates, selects and nominates Non-interested Director/Trustee candidates to each full Board of Directors/Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder

                       Tax-Exempt Income Funds -- Page 28

suggestions of persons to be considered as nominees to fill future vacancies on the Boards. Such suggestions must be sent in writing to the Nominating and
Governance Committee of the funds, addressed to the funds' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Three Nominating and
Governance Committee meetings were held during the 2005 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The funds and their investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180 or (b) on the SEC's
website at www.sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

                       Tax-Exempt Income Funds -- Page 29

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by each fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2005. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

THE TAX-EXEMPT BOND FUND OF AMERICA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        16.47%
 201 Progress Parkway                                Class B        10.57
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class B         7.96
 4800 Deer Lake Drive East, Floor 2                  Class C        15.44
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         5.82
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------
 CGTC                                                Class R-5      22.06
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 30

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        21.70%
 201 Progress Parkway                                Class B        16.50
 Maryland Heights, MO 63043-3009                     Class C         7.46
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class A         5.09
 333 W. 34th Street                                  Class B         6.72
 New York, NY 10001-2402                             Class C         6.90
----------------------------------------------------------------------------
 MLPF&S                                              Class B        10.02
 4800 Deer Lake Drive East, Floor 2                  Class C        15.83
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 CGTC                                                Class R-5      47.46
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        16.47%
 201 Progress Parkway                                Class B        10.57
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class B         7.96
 4800 Deer Lake Drive East, Floor 2                  Class C        15.44
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         5.82
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------
 CGTC                                                Class R-5      22.06
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

THE TAX-EXEMPT FUND OF CALIFORNIA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        12.31%
 201 Progress Parkway                                Class B         6.23
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class B        16.72
 4800 Deer Lake Drive East, Floor 2                  Class C        29.98
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Dean Witter Reynolds                                Class B         5.38
 3 Harborside Plaza, 6th Floor
 Jersey City, NJ 07311-3907
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         5.99
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------
 CGTC                                                Class R-5      36.93
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 31

INVESTMENT ADVISER -- Capital Research and Management Company, the investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London, Geneva,
Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope
Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA
92821. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions.
These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the funds and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may manage assets in other mutual funds advised by Capital Research and
Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds.
For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise.
Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The

                       Tax-Exempt Income Funds -- Page 32

benchmarks against which The Tax-Exempt Bond Fund of America, American
High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America
and The Tax-Exempt Fund of California portfolio counselors are measured include:

     The Tax-Exempt Bond Fund of America -- Lipper General Municipal Debt Funds
     Average;

     American High-Income Municipal Bond Fund -- Lipper High Yield Municipal
     Debt Funds Average;

     Limited Term Tax-Exempt Bond Fund of America -- Lipper Intermediate
     Municipal Debt Funds Average; and

     The Tax-Exempt Fund of California -- Lipper California Municipal Debt Funds
     Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the funds. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2005 FOR AHIM AND LTEX
AND AUGUST 31, 2005 FOR TEBF AND TEFCA:

                                        NUMBER             NUMBER
                                       OF OTHER           OF OTHER           NUMBER
                                      REGISTERED           POOLED           OF OTHER
                                      INVESTMENT         INVESTMENT         ACCOUNTS
                                   COMPANIES (RICS)    VEHICLES (PIVS)        THAT
                                         THAT               THAT            PORTFOLIO
                                      PORTFOLIO           PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR           COUNSELOR          MANAGES
                      OF FUND          MANAGES             MANAGES         (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS     (ASSETS OF PIVS   OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/      IN BILLIONS)     IN BILLIONS)/3/
------------------------------------------------------------------------------------------

 THE TAX-EXEMPT BOND FUND OF AMERICA
------------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       4       $3.3/4/       None              None
 Ellerin              $500,000
------------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $3.8/4/       None              None
                      $50,000
------------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $3.8/4/       None              None
                      $500,000
------------------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       4       $5.7/4/       None              None
 Ellerin              $500,000
------------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $6.2/4/       None              None
                      $50,000
------------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $6.2/4/       None              None
                      $500,000
------------------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
------------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       4       $6.2/4/       None              None
 Ellerin              $500,000
------------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $6.7/4/       None              None
                      $50,000
------------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $6.7/4/       None              None
                      $500,000
------------------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
------------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $7.0/4/       None              None
                      $50,000
------------------------------------------------------------------------------------------
 Edward B.           $100,001 -       2       $0.5/4/       None              None
 Nahmias              $500,000
------------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $7.0/4/       None              None
                      $500,000
------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 33

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s).
3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
4 Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreements (the "Agreements") between the funds and the investment adviser will continue in effect until May 31, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Directors/Trustees, or by the vote of a majority (as defined in the 1940 Act) of the

                       Tax-Exempt Income Funds -- Page 34

outstanding voting securities of the relevant fund, and (b) the vote of a majority of Directors/ Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The
Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to Non-interested Directors/Trustees;
association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

THE TAX-EXEMPT BOND FUND OF AMERICA: The investment adviser receives a monthly fee based on the following rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.13                   6,000,000,000
------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 35

The Agreement also provides for fees based on monthly gross investment income at the following rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333                  8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333
-----------------------------------------------------------------------------------

Assuming net assets of $4.2 billion and gross investment income levels of 3%,
4%, 5%, 6% and 7%, management fees would be 0.26%, 0.28%, 0.30%, 0.32% and
0.34%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.

For the fiscal year ended August 31, 2005, the investment adviser was entitled to receive from the fund management fees of $11,108,000. As a result of the management fee waiver described below, for the year ended August 31, 2005, the fee shown on the accompanying financial statements of $11,108,000 was reduced by
$797,000 to $10,311,000. For the fiscal years ended August 31, 2004 and 2003, management fees paid by the fund amounted to $10,420,000 and $9,983,000, respectively.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND: The investment adviser receives a monthly fee based on the following rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 36

Assuming net assets of $1.6 billion and gross investment income levels of 3%,
4%, 5%, 6% and 7%, management fees would be 0.29%, 0.31%, 0.34%, 0.36% and
0.39%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.

For the fiscal year ended July 31, 2005, the investment adviser was entitled to receive from the fund management fees of $5,087,000. As a result of the management fee waiver described below, for the year ended July 31, 2005, the fee shown on the accompanying financial statements of $5,087,000 was reduced by
$324,000 to $4,763,000. For the fiscal years ended July 31, 2004 and 2003, management fees paid by the fund amounted to $4,498,000 and $3,880,000, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class
A fees will be waived in lieu of management fees.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA: The investment adviser receives a monthly fee based on the following rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.18                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.15                   1,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following rates:

                        Monthly gross investment income

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.50                     3,333,333
------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 37

Assuming net assets of $1.1 billion and gross income levels of 2%, 3%, 4%, 5%
and 6%, management fees would be 0.24%, 0.27%, 0.30%, 0.33% and 0.35%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.

For the fiscal year ended July 31, 2005, the investment adviser was entitled to receive from the fund management fees of $3,251,000. As a result of the management fee waiver described below, for the year ended July 31, 2005, the fee shown on the accompanying financial statements of $3,251,000 was reduced by
$204,000 to $3,047,000. For the fiscal years ended July 31, 2004 and 2003, management fees paid by the fund amounted to $3,030,000 and $2,321,000, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class
A fees will be waived in lieu of management fees.

THE TAX-EXEMPT FUND OF CALIFORNIA: The investment adviser receives a monthly fee based on the following rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------

Assuming net assets of $1.0 billion and gross investment income levels of 3%,
4%, 5%, 6% and 7% management fees would be 0.30%, 0.33%, 0.36%, 0.38% and 0.41%, respectively.

                       Tax-Exempt Income Funds -- Page 38

For the fiscal year ended August 31, 2005, the investment adviser was entitled to receive from the fund management fees of $2,988,000. As a result of the management fee waiver described below, for the year ended August 31, 2005, the fee shown on the accompanying financial statements of $2,988,000 was reduced by
$218,000 to $2,770,000. For the fiscal years ended August 31, 2004 and 2003, management fees paid by the fund amounted to $2,486,000 and $2,349,000, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class
A fees will be waived in lieu of management fees.

FEE WAIVER: For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the funds.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between each fund and the investment adviser relating to the funds' Class C, F and R-5 shares will continue in effect until
May 31, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors/Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the
1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of Directors/ Trustees who are not interested persons of such fund. The investment adviser has the right to terminate the
Administrative Agreement upon 60 days' written notice to the relevant fund. The
Administrative Agreement automatically terminates in the event of its assignment
(as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the funds' Class
C, F and R-5 shares. The investment adviser contracts with third parties, including American Funds Service Company, the funds' Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties.

As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the funds' applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between

                       Tax-Exempt Income Funds -- Page 39

each fund and American Funds Service Company. The investment adviser also receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class (excluding Class R-5 shares) for administrative services provided to these share classes.
Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the funds. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets of
Class R-5 shares. This fee is subject to the same uses and limitations described above.

During the 2005 fiscal years, administrative services fees were:

                                                       ADMINISTRATIVE
                                                        SERVICES FEE
-----------------------------------------------------------------------

         TEBF                    CLASS C                $212,000
                                 CLASS F                 238,000
                                CLASS R-5                 56,000
                         -------------------------
         AHIM                    CLASS C                 129,000
                                 CLASS F                 102,000
                                CLASS R-5                 28,000
                         -------------------------
         LTEX                    CLASS C                 161,000
                                 CLASS F                  56,000
                                CLASS R-5                 52,000
                         -------------------------
         TEFCA                   CLASS C                  86,000
                                 CLASS F                  37,000
                                CLASS R-5                 24,000
--------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500
Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of each fund's shares.
For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by each fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares.
Each fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges

                       Tax-Exempt Income Funds -- Page 40

that apply during the first year after purchase. Each fund pays the Principal
Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, each fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                              COMMISSIONS,              ALLOWANCE OR
                                                                REVENUE                 COMPENSATION
                                           FISCAL YEAR      OR FEES RETAINED             TO DEALERS
------------------------------------------------------------------------------------------------------------

                 CLASS A
                                              2005             TEBF  $1,954,000          TEBF    $7,543,000
                                                               AHIM     977,000          AHIM     3,723,000
                                                               LTEX     412,000          LTEX     1,551,000
                                                              TEFCA     635,000         TEFCA     2,453,000
                                              2004             TEBF   1,575,000          TEBF     6,044,000
                                                               AHIM     837,000          AHIM     3,260,000
                                                               LTEX     521,000          LTEX     2,023,000
                                                              TEFCA     374,000         TEFCA     1,423,000
                                              2003             TEBF   1,732,000          TEBF     6,601,000
                                                               AHIM     777,000          AHIM     2,958,000
                                                               LTEX     759,000          LTEX     2,941,000
                                                              TEFCA     398,000         TEFCA     1,501,000
------------------------------------------------------------------------------------------------------------
                 CLASS B
                                              2005             TEBF      54,000          TEBF       368,000
                                                               AHIM      43,000          AHIM       272,000
                                                               LTEX      17,000          LTEX        95,000
                                                              TEFCA      14,000         TEFCA        97,000
                                              2004             TEBF     109,000          TEBF       625,000
                                                               AHIM      79,000          AHIM       487,000
                                                               LTEX      71,000          LTEX       302,000
                                                              TEFCA      26,000         TEFCA       163,000
                                              2003             TEBF     315,000          TEBF     1,674,000
                                                               AHIM     164,000          AHIM       962,000
                                                               LTEX     226,000          LTEX     1,394,000
                                                              TEFCA      62,000         TEFCA       339,000
------------------------------------------------------------------------------------------------------------
                 CLASS C                      2005             TEBF  $       --          TEBF       514,000
                                                               AHIM          --          AHIM       293,000
                                                               LTEX      37,000          LTEX       204,000
                                                              TEFCA          --         TEFCA       317,000

                                              2004             TEBF     102,000          TEBF       381,000
                                                               AHIM      38,000          AHIM       288,000
                                                               LTEX     193,000          LTEX       321,000
                                                              TEFCA      26,000         TEFCA       194,000
                                              2003             TEBF     139,000          TEBF       568,000
                                                               AHIM          --          AHIM       321,000
                                                               LTEX       5,000          LTEX       692,000
                                                              TEFCA       6,000         TEFCA       233,000
------------------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 41

Each fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full Boards of Directors/Trustees and separately by a majority of the
Directors/Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the
Principal Underwriting Agreements. Potential benefits of the Plans to the funds include quality shareholder services; savings to the funds in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of Directors/Trustees who are not
"interested persons" of the fund are committed to the discretion of the
Directors/Trustees who are not "interested persons" during the existence of the
Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Directors/Trustees.

Under the Plans, each fund may annually expend: (a) for Class A shares, up to
0.25% (up to 0.30% in the case of AHIM and LTEX) of its average daily net assets attributable to Class A shares, (b) for Class B shares, up to 1.00% of its average daily net assets attributable to Class B shares, (c) for Class C shares, up to 1.00% of its average daily net assets attributable to Class C shares, and
(d) for Class F shares, up to 0.50% of its average daily net assets attributable to Class F shares, to finance any activity primarily intended to result in the sale of fund shares, provided each fund's Board of Directors/Trustees has approved the category of expenses for which payment is being made. The funds have not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 assets.

For Class A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees paid to qualified dealers, and (b) up to the amount allowable under each fund's Class A
12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more

                       Tax-Exempt Income Funds -- Page 42

purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with
100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of the funds' most recent fiscal year, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $3,721,000 or 0.10% of Class A net assets for TEBF, $1,513,000 or 0.18%
of Class A net assets for LTEX and $458,000 or 0.05% of Class A net assets for
TEFCA.

For Class B shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees paid to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.

During the 2005 fiscal year, total 12b-1 expenses, and the portion of the expense that remained unpaid, were:

                                                                   12B-1 UNPAID LIABILITY
                                          12B-1 EXPENSES                 OUTSTANDING
----------------------------------------------------------------------------------------------

             CLASS A                      TEBF    $8,212,000           TEBF     $1,418,000
                                          AHIM     3,725,000           AHIM        450,000
                                          LTEX     2,503,000           LTEX        246,000
                                         TEFCA     1,770,000          TEFCA        291,000

----------------------------------------------------------------------------------------------
             CLASS B                      TEBF     1,189,000           TEBF        139,000
                                          AHIM       634,000           AHIM         68,000
                                          LTEX       520,000           LTEX         51,000
                                         TEFCA       234,000          TEFCA         26,000

----------------------------------------------------------------------------------------------
             CLASS C                      TEBF     1,466,000           TEBF        296,000
                                          AHIM       811,000           AHIM        141,000
                                          LTEX     1,057,000           LTEX        160,000
                                         TEFCA       616,000          TEFCA        117,000

----------------------------------------------------------------------------------------------
             CLASS F                      TEBF       406,000           TEBF        128,000
                                          AHIM       162,000           AHIM         34,000
                                          LTEX        92,000           LTEX         16,000
                                         TEFCA        64,000          TEFCA         22,000

----------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 43

OTHER COMPENSATION TO DEALERS -- As of January 2006, the top dealers that
American Funds Distributors anticipates will receive additional compensation
(as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Genworth Financial Securities Corp.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities

                       Tax-Exempt Income Funds -- Page 44

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the funds' portfolio transactions. Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

THE TAX-EXEMPT BOND FUND OF AMERICA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2005, 2004 and 2003 fiscal years amounted to $2,539,000, 1,198,000 and $2,367,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity increased between the 2004 and 2005 fiscal years, resulting in an increase in brokerage commissions/concessions paid on portfolio transactions.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the
2005, 2004 and 2003 fiscal years amounted to $1,139,000, $876,000 and
$1,006,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity increased between the 2004 and 2005 fiscal years, resulting in an increase in brokerage commissions/concessions paid on portfolio transactions.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the
2005, 2004 and 2003 fiscal years amounted to $347,000, $459,000 and $1,483,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity decreased between the 2003 and 2005 fiscal years, resulting in a decrease in brokerage commissions/concessions paid on portfolio transactions.

                       Tax-Exempt Income Funds -- Page 45

THE TAX-EXEMPT FUND OF CALIFORNIA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2005, 2004 and 2003 fiscal years amounted to $1,198,000,
$420,000 and $461,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity increased between the 2003 and 2005 fiscal years, resulting in an increase in brokerage commissions/concessions paid on portfolio transactions.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' Board of Directors/Trustees and compliance will be periodically assessed by the Board in connection with reporting from the funds' Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
Affiliates of the funds (including the funds' Board members and officers, and certain personnel of the funds' investment adviser and its affiliates) and certain service providers (such as the funds' custodian and outside counsel) who require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.

Affiliated persons of the funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the
American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to Board policies, the authority to disclose the funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the Investment Committee of the funds' investment adviser. In exercising its authority, the Investment Committee determines whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict

                       Tax-Exempt Income Funds -- Page 46

with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes), helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the funds has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The

                       Tax-Exempt Income Funds -- Page 47

funds' investment adviser performs certain checks on these prices prior to the funds' net asset values being calculated.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the funds'
shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the funds' Board. Subject to Board oversight, the funds' Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the funds' investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.

The Valuation Committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the Valuation
Committee based upon what the funds might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                       Tax-Exempt Income Funds -- Page 48

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

To avoid federal excise taxes, the Code requires each fund to distribute by
December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.

Interest on the municipal securities purchased by each fund is believed to be free from regular federal income tax based on opinions issued by bond counsel.
However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen, dividends derived from this interest may be taxable to you, and you may need to file an amended tax return.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS -- By meeting certain requirements of the Code, each fund qualifies to pay exempt-interest dividends to shareholders. These dividends
     ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS -- Each fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.
     Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in each fund.

     A portion of the gain on municipal bonds purchased at market discount after
     April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

SHAREHOLDER TAXATION -- Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.

                       Tax-Exempt Income Funds -- Page 49

Distributions by each fund result in a reduction in the net asset value of each fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.

Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by each fund on those shares.

If a shareholder exchanges or otherwise disposes of shares of a fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.

Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of each fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

Each fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and

                       Tax-Exempt Income Funds -- Page 50

capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.
Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                       Tax-Exempt Income Funds -- Page 51

     Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

The Principal Underwriter will not knowingly sell shares of the funds directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of a fund without the consent of a majority of the fund's
Board.

The funds and the Principal Underwriter reserve the right to reject any purchase order. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions. Tax-exempt funds in general should not serve as retirement plan investments.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. Purchase minimums may be waived or reduced in certain cases. For accounts established with an automatic investment plan, the initial purchase minimum of $250 for TEBF, AHIM and LTEX and $1,000 for TEFCA may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250
(or $1,000 in the case of TEFCA) within five months of account establishment.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

                       Tax-Exempt Income Funds -- Page 52

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     AUTOMATIC CONVERSIONS -- As described more fully in the prospectus, Class B and C shares automatically convert to Class A and F shares, respectively, after a certain period from the purchase date.

     MOVING FROM CLASS B TO CLASS A SHARES -- Under the right of reinvestment policy as described in the prospectus, if you redeem Class B shares during the contingent deferred sales charge period, you may reinvest the proceeds in Class A shares without paying a

                       Tax-Exempt Income Funds -- Page 53

     Class A sales charge if you notify American Funds Service Company and the reinvestment occurs within 90 days after the date of redemption. If you redeem your Class B shares after the contingent deferred sales charge period and with the redemption proceeds you purchase Class A shares, you are still responsible for paying any applicable Class A sales charges.

     MOVING FROM CLASS C TO CLASS A SHARES -- If you redeem Class C shares and with the redemption proceeds purchase Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     MOVING FROM CLASS F TO CLASS A SHARES -- You can redeem Class F shares held in a qualified fee-based program and with the redemption proceeds purchase
     Class A shares without paying an initial Class A sales charge if all of the following are met: (a) you are leaving or have left the fee-based program,
     (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company and purchase the Class A shares within 90 days after redeeming the Class F shares.

     MOVING FROM CLASS A TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class A shares and with the redemption proceeds purchase Class F shares for the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Tax-exempt funds in general should not serve as retirement plan investments.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons--

                       Tax-Exempt Income Funds -- Page 54

          in-law and daughters-in-law, and (c) parents-in-law, if the Eligible
          Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)   insurance company separate accounts;

     (6)
          accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)
          an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     EDWARD JONES FREE SWITCH PROGRAM

     Eligible clients of broker-dealer Edward Jones may purchase Class A shares at net asset value under the terms of the Edward Jones Free Switch program.
     The program applies to purchases initiated within the 90-day period beginning August 19, 2005, and ending November 16, 2005, at 3:00 p.m.
     Central time. The funds' Board has determined that it would be in the best interests of the funds and their shareholders and desirable to have the funds participate in the program.

                       Tax-Exempt Income Funds -- Page 55

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the funds' IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

A dealer concession of up to 1% may be paid by each fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to an account at the time of each purchase made during the Statement period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

                       Tax-Exempt Income Funds -- Page 56

     The Statement will be considered completed if the shareholder dies within the Statement Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the Statement period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing
     American Funds investments (other than shares representing direct purchases of money market funds) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the
     Statement period are added to the figure determined above. The sum is the
     Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined.
     There will be no retroactive adjustments in sales charges on investments made during the Statement period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plan(s), such as an IRA, individual
          403(b) plan or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);
     .    trust accounts established by you or your immediate family (For trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    CollegeAmerica/(R)/ accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class
          529-E accounts may only be aggregated with an eligible employer plan.
          For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)
          CollegeAmerica is sponsored by and is a registered trademark of the
          Virginia College Savings Plan,/SM/ an agency of the Commonwealth of
          Virginia.

                       Tax-Exempt Income Funds -- Page 57

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes, or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments, American
     Legacy variable annuity contracts and variable life insurance policies.
     Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.
     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, the value of accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

                       Tax-Exempt Income Funds -- Page 58

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if you are not an employer-sponsored retirement plan, you may also take into account the market value (as of the end of the week prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans.
     Direct purchases of American Funds money market funds are excluded. If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

                       Tax-Exempt Income Funds -- Page 59

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.

                       Tax-Exempt Income Funds -- Page 60

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer
Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same class at net asset value, subject to the following conditions:

(a)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The
American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at

                       Tax-Exempt Income Funds -- Page 61

least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares
(up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                       Tax-Exempt Income Funds -- Page 62

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) for American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account.
These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

REDEMPTION OF SHARES -- The funds' Articles of Incorporation or Declarations of
Trust permit the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in each fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors/Trustees of the funds may from time to time adopt.

While payment of redemptions normally will be in cash, TEBF's and AHIM's
Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of each fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless  you request them by contacting the Transfer Agent.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
10017-2070, as Custodian. If a fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or
non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee by TEBF, AHIM, LTEX and TEFCA of $743,000,
$364,000, $178,000 and $125,000, respectively, for Class A shares, and $33,000,
$23,000, $15,000 and $6,000, respectively, for Class B shares for the 2005 fiscal year.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

                       Tax-Exempt Income Funds -- Page 63

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the independent registered public accounting firm for TEBF, AHIM and LTEX. Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, CA 92626, serves as the independent registered public accounting firm for TEFCA. Each firm provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual reports have been so included in reliance on the reports of PricewaterhouseCoopers LLP and Deloitte & Touche LLP,
independent registered public accounting firms, given on the authority of said firms as experts in accounting and auditing. The selection of the funds'
independent registered public accounting firm is reviewed and determined annually by the Board of Directors/Trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the funds and for
Non-interested Directors/ Trustees in their capacities as such. Certain legal matters in connection with the capital shares and shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings,
Janofsky & Walker LLP. Counsel does not provide legal services to the funds'
investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the Non-interested Directors/Trustees of the funds, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- TEBF's and TEFCA's
fiscal year ends on August 31. AHIM's and LTEX's fiscal year ends on July 31.
Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. TEBF's, AHIM's and LTEX's annual financial statements are audited by the funds' independent registered public accounting firm,
PricewaterhouseCoopers LLP and TEFCA's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche
LLP. In addition, shareholders may also receive proxy statements for the funds.
In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, including each fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.

                       Tax-Exempt Income Funds -- Page 64

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. On February 7, 2006, the Attorney General filed a notice that he intends to appeal the Superior
Court's decision to California's Court of Appeal for the Second Appellate
District.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the funds is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central
District of California, relating to these matters. Although the suit was dismissed in its entirety, an amended complaint relating to management fees has been filed. The investment adviser believes that this suit is without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American Funds regulatory matters."

OTHER INFORMATION -- The financial statements including the investment portfolio and the reports of independent registered public accounting firms contained in the annual reports are included in this statement of additional information. The following information is not included in the annual report:

THE TAX-EXEMPT BOND FUND OF AMERICA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2005

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $12.60
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $13.09

                       Tax-Exempt Income Funds -- Page 65

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2005

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.61
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $16.22

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2005

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.34
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.94

THE TAX-EXEMPT FUND OF CALIFORNIA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2005

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $16.88
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $17.54

                       Tax-Exempt Income Funds -- Page 66

FUND NUMBERS -- Here are the fund numbers for use with our automated phone line,
American FundsLine/(R)/, or when making share transactions:

                                                                           FUND NUMBERS
                                                           -----------------------------------------------
FUND                                                       CLASS A  CLASS B  CLASS C  CLASS F   CLASS R-5
----------------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     02       202      302      402       2502
American Balanced Fund/(R)/  . . . . . . . . . . . . . .     11       211      311      411       2511
American Mutual Fund/(R)/  . . . . . . . . . . . . . . .     03       203      303      403       2503
Capital Income Builder/(R)/  . . . . . . . . . . . . . .     12       212      312      412       2512
Capital World Growth and Income Fund/SM/ . . . . . . . .     33       233      333      433       2533
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . .     16       216      316      416       2516
Fundamental Investors/SM/  . . . . . . . . . . . . . . .     10       210      310      410       2510
The Growth Fund of America/SM/ . . . . . . . . . . . . .     05       205      305      405       2505
The Income Fund of America/(R)/  . . . . . . . . . . . .     06       206      306      406       2506
The Investment Company of America/(R)/ . . . . . . . . .     04       204      304      404       2504
The New Economy Fund/(R)/  . . . . . . . . . . . . . . .     14       214      314      414       2514
New Perspective Fund/(R)/  . . . . . . . . . . . . . . .     07       207      307      407       2507
New World Fund/SM/ . . . . . . . . . . . . . . . . . . .     36       236      336      436       2536
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . .     35       235      335      435       2535
Washington Mutual Investors Fund/SM/ . . . . . . . . . .     01       201      301      401       2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . .     40       240      340      440       2540
American High-Income Trust/SM/ . . . . . . . . . . . . .     21       221      321      421       2521
The Bond Fund of America/SM/ . . . . . . . . . . . . . .     08       208      308      408       2508
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . .     31       231      331      431       2531
Intermediate Bond Fund of America/(R)/ . . . . . . . . .     23       223      323      423       2523
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . .     43       243      343      443       2543
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . .     19       219      319      419       2519
The Tax-Exempt Fund of California/(R)/*  . . . . . . . .     20       220      320      420       2520
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . .     24       224      324      424       2524
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . .     25       225      325      425       2525
U.S. Government Securities Fund/SM/  . . . . . . . . . .     22       222      322      422       2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . .     09       209      309      409       2509
The Tax-Exempt Money Fund of America/SM/ . . . . . . . .     39       N/A      N/A      N/A       2539
The U.S. Treasury Money Fund of America/SM/  . . . . . .     49       N/A      N/A      N/A       2549
___________
*Qualified for sale only in certain jurisdictions.

                       Tax-Exempt Income Funds -- Page 67

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other
U.S. municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other
U.S. municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                       Tax-Exempt Income Funds -- Page 68

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                       Tax-Exempt Income Funds -- Page 69

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          DESCRIPTION OF NOTE RATINGS

MOODY'S
MUNICIPAL SHORT-TERM DEBT RATINGS

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

STANDARD & POOR'S
SHORT-TERM ISSUE CREDIT RATINGS

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

                       Tax-Exempt Income Funds -- Page 70

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                       Tax-Exempt Income Funds -- Page 71

[logo - AMERICAN FUNDS (R)]

THE TAX-EXEMPT BOND FUND OF AMERICA(R)
Investment portfolio

August 31, 2005

                                                                                                   Principal amount     Market value
Bonds & notes -- 95.15%                                                                                       (000)            (000)

ALABAMA -- 0.63%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020                    $  2,000         $  2,140
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021                       3,000            3,182
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International
        Paper Co. Projects), Series 2003-A, 5.00% 2013                                                        1,000            1,057
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds (International
        Paper Co. Projects), Series 2004-A, 4.75% 2017                                                        2,000            2,026
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2016                    1,675            1,830
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2018                    2,100            2,277
Special Care Fac. Fncg. Auth. of the City of Huntsville -- Carlton Cove, Retirement Fac. Rev. Bonds
     (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031                                                   6,250            3,460
Lauderdale County and the City of Florence Health Care Auth., Coffee Health Group Bonds,
     Series 2000-A, MBIA insured, 5.50% 2009                                                                  1,150            1,242
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC insured,
        5.125% 2029 (preref. 2009)                                                                            2,865            3,078
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015                   5,255            5,836
                                                                                                                              26,128

ALASKA -- 1.12%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012           2,895            3,288
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005, FSA insured, 5.00% 2016     2,035            2,224
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996,
        MBIA insured, 6.50% 2014                                                                              5,000            6,118
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017                                                   5,070            5,195
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008                                        10,935            9,980
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012         3,385            3,604
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022         1,700            1,800
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021       12,850           13,220
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011                       1,000            1,029
                                                                                                                              46,458

ARIZONA -- 0.86%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009                         2,045            2,148
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
     Series 1998-A, 5.25% 2006                                                                                2,850            2,896
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
     Series 1998-A, 5.00% 2016                                                                                1,000            1,030
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund), Series 2002, 3.00% 2005       5,000            5,004
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave
        Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011                                         3,000            3,238
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
     Series 2004, AMBAC insured, 5.00% 2007                                                                   2,420            2,509
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
     Series 2004, AMBAC insured, 5.00% 2014                                                                   5,000            5,551
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds,
     Series 2004-A, 5.00% 2016                                                                                5,975            6,543
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2012                     4,025            4,446
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2013                     2,000            2,218
                                                                                                                              35,583

CALIFORNIA -- 6.03%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated Series B, 5.85% 2015           1,400            1,496
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev.
        Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008                           1,000            1,052
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007                              670              691
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017                            1,500            1,526
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027                            1,675            1,721
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                                   5,300            5,484
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian
        Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022        1,750            1,924
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian
        Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032       1,000            1,093
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
        Series 1998, 5.375% 2028                                                                              2,500            2,541
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement
        Bonds, 5.00% 2025                                                                                     1,115            1,129
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
     Series A, AMBAC insured, 5.00% 2017                                                                      2,880            3,219
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2009                                                   500              526
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2011                                                 1,000            1,065
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)                                                  3,000            3,155
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035                                1,785            1,735
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020                                1,115            1,185
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020                                1,435            1,552
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025                               1,000            1,043
Educational Facs. Auth., Rev. Bonds (Stanford University), Series N, 5.35% 2027                               3,000            3,159
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010                         490              524
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011                         510              549
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014                         600              650
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015                         625              678
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
     Series 1999, 6.125% 2016                                                                                   975            1,042
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024                      2,000            2,207
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.50% 2015 (preref. 2009)                                                                   1,000            1,125
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.625% 2030 (preref. 2009)                                                                  1,000            1,129
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds,
        Series 2004, 6.00% 2034                                                                               1,000            1,037
G.O. Ref. Bonds 5.00% 2015                                                                                   15,000           16,568
Various Purpose G.O. Bonds 5.25% 2018                                                                         8,000            8,786
G.O. Bonds 6.00% 2019                                                                                         5,000            6,019
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
     Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)                                                   4,000            4,544
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
        Series 2003-A1, 6.25% 2033                                                                           12,560           14,032
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)         5,100            5,264
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016              2,000            2,155
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020              2,500            2,655
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.10% 2007                           30               30
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.20% 2009                           25               25
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022       1,715            1,772
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029       3,000            3,095
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2024      1,305            1,317
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
     Series 2005-A, 5.10% 2029                                                                                1,520            1,535
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025                 1,250            1,392
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
        Series 2003, 6.00% 2033                                                                               1,000            1,072
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
        Series 2005, 5.30% 2035                                                                               2,000            2,035
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
     Series 2003-A, 6.125% 2033                                                                               2,000            2,149
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
     Series 2001, AMBAC insured, 5.50% 2015                                                                   2,150            2,404
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
     Series A, 5.50% 2016 (preref. 2011)                                                                     10,500           11,815
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes,
     Series 2005-A, Citibank, NA letter of credit, 4.00% 2006                                                 2,500            2,536
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester
        Social Services Project), Series 2005, AMBAC insured, 5.00% 2020                                      2,675            2,890
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester
        Social Services Project), Series 2005, AMBAC insured, 5.00% 2022                                      1,500            1,613
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester
        Social Services Project), Series 2005, AMBAC insured, 5.00% 2023                                      1,500            1,608
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A,
        5.55% 2033                                                                                            2,000            2,079
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A,
        5.20% 2034                                                                                            1,000            1,017
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
     Series 2003-C, 5.50% 2018                                                                                7,820            8,733
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
     Series 2005-A, 5.00% 2016                                                                                3,350            3,643
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A,
        5.25% 2013                                                                                            2,000            2,217
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
     Series 1993-A, AMBAC insured, 5.00% 2019                                                                 4,240            4,671
Regents of the University of California, Rev. Bonds (Various University of California Projects),
        Series 1993-A, 5.50% 2021                                                                             2,000            2,002
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds,
        Series 2005, 5.00% 2030                                                                               1,590            1,603
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
        Series 1999, 6.00% 2011                                                                               2,955            3,216
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
        Series 1999, 6.30% 2025                                                                               2,645            2,905
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds,
        Series 1999, 5.30% 2007                                                                               2,665            2,743
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds,
        Series 1999, 5.80% 2017                                                                               3,245            3,440
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
     Series 1999, 6.50% 2015 (preref. 2009)                                                                   1,465            1,675
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
     Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021                                  500              522
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)            1,500            1,584
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
     AMBAC insured, 5.00% 2016                                                                                3,000            3,291
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement
        Bonds, 6.25% 2012                                                                                       995            1,035
Tobacco Securitization Auth., Tobacco Settlement Asset-backed bonds
     (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027                         1,500            1,543
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project),
     Series 2002-D, AMBAC insured, 5.00% 2039 (put 2006)                                                      5,000            5,083
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
     Series 2005-B, AMBAC insured, 5.00% 2014                                                                10,600           11,751
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027                                       2,995            3,152
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
        Series 1999, 6.10% 2014                                                                               1,195            1,313
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes (South Tahoe Redev.
        Project Area No. 1), Series 2003-B, 5.125% 2009                                                       2,000            2,037
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
     Series 1998-A-3, 5.10% 2025 (put 2010)                                                                   4,000            4,174
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity
        Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)                                  1,500            1,584
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System),
        Series 2005-A, 5.00% 2039                                                                             1,200            1,227
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)        5,000            4,936
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
     Series 2003, 5.90% 2034                                                                                  1,625            1,729
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014                                    1,300            1,349
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009                                  1,000            1,077
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                                  5,550            6,234
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014                                  3,000            3,468
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022                                 3,000            3,283
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015                   2,000            2,256
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016                   1,000            1,125
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured, 5.25% 2011                     4,000            4,411
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033        1,000            1,064
                                                                                                                             250,720

COLORADO -- 2.45%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project),
     Senior Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)                                 7,500            1,033
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2020                 3,500            3,789
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016                     6,925            7,485
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2017                     5,000            5,386
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019                          3,400            3,661
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
        Series 1997-A, 6.20% 2012                                                                             1,000            1,023
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
        Series 1997-A, 6.40% 2017                                                                             2,000            2,037
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
        Series 1997-A, 6.45% 2021                                                                             3,175            3,222
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project),
        Series 2001, 6.50% 2031                                                                               3,800            4,270
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010                        1,500            1,631
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014                         3,000            3,268
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015                         4,250            4,611
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2009                       1,000            1,054
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 1995, 6.75% 2025               4,160            4,267
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033            9,000            9,873
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035               9,000            9,049
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
        Series 2000, 6.60% 2016                                                                               5,250            5,939
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
        Series 2002, 5.90% 2027                                                                               3,670            4,010
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
     Series 2004-B, 3.75% 2034 (put 2009)                                                                     1,250            1,247
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-A-3, 7.00% 2016         145              146
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-B-3, 6.80% 2028          80               81
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-C-3, 6.75% 2017          95               96
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1998-B-3, 6.55% 2025         850              856
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1998-D-3, 6.125% 2023        865              870
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A,
        MBIA insured, 0% 2011                                                                                 2,600            2,149
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A,
        MBIA insured, 0% 2012                                                                                 4,700            3,722
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
     Series 2001, 7.25% 2031                                                                                  3,775            3,842
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds
     (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                                5,385            5,714
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031                 7,310            7,571
                                                                                                                             101,902

CONNECTICUT -- 0.61%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co.
        Project), Series 1993-A, 5.85% 2028                                                                   5,025            5,464
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)                                                         1,900            2,101
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.50% 2005
        (escrowed to maturity)(1)                                                                             1,490            1,490
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A,
        6.40% 2011(1)                                                                                         2,025            2,118
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011
        (preref. 2007)(1)                                                                                     2,470            2,633
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 5.375% 2011                                                                                 1,000            1,059
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.00% 2016                                                                                  1,000            1,084
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.25% 2021                                                                                  4,500            4,900
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.25% 2031                                                                                  1,500            1,622
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2003, 5.125% 2023                                                                                 3,000            3,035
                                                                                                                              25,506

DISTRICT OF COLUMBIA -- 0.33%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013                                     1,000            1,097
G.O. Ref. Bonds, Series 1993-B-1, AMBAC insured, 5.50% 2009                                                   1,500            1,623
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013                                                      1,000            1,097
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
     Series 2005, FSA insured, 5.00% 2014                                                                     1,545            1,690
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
     Series 2005, FSA insured, 5.00% 2015                                                                     1,535            1,682
MedStar Health, Inc. Issue, Multi-Modal Rev. Bonds (Georgetown University Hospital and
     Washington Hospital Center Projects), Series 2001-D, 6.875% 2031 (preref. 2007)                          5,000            5,276
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016                        1,000            1,114
                                                                                                                              13,579

FLORIDA -- 5.79%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds,
     Series 1996, 7.60% 2018                                                                                    775              800
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds,
     Series 1998, 5.75% 2006                                                                                     85               86
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035           1,750            1,784
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012                3,500            3,717
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
     Series 2002-B, 7.00% 2014                                                                                  745              825
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
     Series 2002-B, 7.25% 2033                                                                                  735              802
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project),
     Series 2001-A, 5.50% 2008                                                                                2,000            2,135
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032         12,485           13,924
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010                 1,350            1,370
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds,
        Series 2004-B, 5.00% 2011                                                                             1,800            1,823
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
     Series 2000-C, 7.10% 2030                                                                                8,145            8,770
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012     1,000            1,101
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013     4,000            4,421
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007                      520              526
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031                      2,940            3,184
Gateway Services Community Dev. Dist., Special Assessment Bonds (Stoneybrook Project),
        Series 2003, 5.50% 2008                                                                               1,180            1,194
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project),
     Series 2003-B, 5.50% 2010                                                                                3,125            3,167
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2002, 6.125% 2007                                                                                   500              507
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2003, 5.20% 2007                                                                                    200              202
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2004-B, 5.00% 2009                                                                                3,645            3,686
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
        Series 2002-A, 7.00% 2033                                                                               950            1,042
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
        Series 2002-B, 6.25% 2009                                                                               350              358
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008           350              352
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
        Series 2001-B, 6.35% 2010                                                                               975              997
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
        Series 2002, 6.75% 2034                                                                               3,460            3,806
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
     Series 2002-B, 5.40% 2008                                                                                1,385            1,402
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                                  250              253
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds, Series 1998, 5.40% 2006       285              288
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds, Series 1999, 6.25% 2007       665              674
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
     Series 2002-B, 5.00% 2010                                                                                1,055            1,124
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
     Series 2002-B, 5.00% 2011                                                                                1,205            1,289
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
     Series 2002-B, 5.00% 2012                                                                                2,000            2,146
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
     Series 2002-B, 5.25% 2023                                                                                8,000            8,469
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.00% 2012                                                                                1,000            1,071
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.25% 2015                                                                                3,500            3,782
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.00% 2018                                                                                2,500            2,626
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009         2,000            2,022
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two,
        Series 17, 5.00% 2015                                                                                 4,000            4,326
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C, 5.00% 2007                     2,000            2,079
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2001-A, 7.40% 2032                                                                                  845              935
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2001-B, 6.40% 2011                                                                                1,475            1,510
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2003-A, 6.50% 2032                                                                                2,015            2,194
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2003-B, 5.40% 2008                                                                                2,425            2,454
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
        Series 2005-A, 4.875% 2010                                                                            3,000            3,029
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds,
     Series 2000-B, 7.00% 2010                                                                                1,010            1,030
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment Rev. Bonds,
        Series 2003, 5.30% 2007                                                                                 435              440
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark
        Florida, Inc. Project), Series 1997-A, 5.80% 2006                                                     1,005            1,024
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark
        Florida, Inc. Project), Series 1997-A, 6.25% 2017                                                     5,550            5,712
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2006           1,150            1,169
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2010           1,500            1,586
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2012           1,360            1,441
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013           1,840            1,942
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2014             500              526
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015           1,900            1,997
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021           1,550            1,601
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029           7,750            7,952
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032   3,880            4,283
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-B, 6.75% 2007     125              127
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032    3,520            3,835
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2003-A, 6.40% 2034                                                                             1,975            2,128
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2003-B, 5.25% 2007                                                                               580              586
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2004-1, 4.80% 2009                                                                             1,620            1,638
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2004-A, 6.00% 2035                                                                             1,600            1,688
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2004-A, 6.00% 2036                                                                             1,000            1,055
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds,
     Series 2004, 4.60% 2018                                                                                  1,500            1,504
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2003-B, 5.125% 2007                                                                               2,000            2,020
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children's Hospital Project),
     Series 2001-A, AMBAC insured, 5.625% 2016                                                                5,495            6,167
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022                                    395              418
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)             105              130
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds
        (Parking Garage Project), Series 2004-A, 6.25% 2037                                                   5,000            5,339
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
     Series 2004-B, 6.50% 2037                                                                                1,000            1,074
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-B, 5.00% 2010              1,500            1,512
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
     Series 1996-A, 6.80% 2006 (escrowed to maturity)                                                           215              222
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
     Series 1996-A, 7.30% 2027 (preref. 2006)                                                                 1,500            1,588
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
     Series 1999, 5.85% 2013 (preref. 2009)                                                                     695              748
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
     Series 1999, 5.90% 2019 (preref. 2009)                                                                   1,085            1,190
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
     Series 1999, 6.00% 2029 (preref. 2009)                                                                   1,100            1,210
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010     855              866
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026   1,000            1,017
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004, 5.25% 2009                         3,500            3,768
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014                     4,135            4,682
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
     (Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020                       2,750            2,839
Palm Beach County, Public Improvement Ref. Rev. Bonds (Convention Center Project),
     Series 2004, FGIC insured, 5.00% 2030 (put 2011)                                                         1,650            1,770
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011     3,555            3,604
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010            3,650            3,675
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033   1,475            1,571
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)      8,000            8,600
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
        Series 2000-A, 6.95% 2031                                                                             2,630            2,829
Sarasota County Public Hospital Board, Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project),
     Series 1998-B, MBIA insured, 5.25% 2014                                                                  1,000            1,115
School Board of Broward County, Ref. Certs. of Part., Series 2004-B, FSA insured, 5.25% 2016                  5,000            5,641
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)        2,520            2,653
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035   2,000            2,061
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033   1,945            2,158
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
        Series 2003-B, 6.375% 2013                                                                            3,885            4,020
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special
        Assessment Rev. Bonds, Series 2000-A, 7.00% 2032                                                      1,775            1,919
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special
        Assessment Rev. Bonds, Series 2000-B, 6.45% 2010                                                        400              405
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.25% 2013     800              855
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.875% 2023  1,000            1,097
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.95% 2033   1,000            1,080
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035     1,000            1,040
University Place Community Dev. Dist. (Manatee County), Series 2001-A, 7.00% 2032                               955            1,053
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
        Series 2001-A, 6.95% 2033                                                                             3,890            4,220
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
        Series 2004, 6.25% 2034                                                                               2,250            2,407
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds,
        Series 2002-A, 6.75% 2034                                                                             1,000            1,070
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds,
        Series 2002-B, 5.95% 2012                                                                             1,920            1,981
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds,
        Series 2003-B, 5.00% 2008                                                                               880              889
Vista Lakes Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
        Series 2002-B, 5.80% 2008                                                                               375              380
Volusia County Educational Facs. Auth., Educational Facs. Rev. and Ref. Bonds
     (Embry-Riddle Aeronautical University, Inc. Project), Series 2005, RADIAN insured, 5.00% 2013            1,510            1,634
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031      480              521
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010      255              259
                                                                                                                             240,813

GEORGIA -- 2.21%
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009                      1,000            1,109
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J,
        FSA insured, 5.00% 2034                                                                              26,955           28,658
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014                     3,000            3,291
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024                    10,000           10,963
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022                     8,500           10,125
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012                        6,000            6,600
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at
        Briarcliff Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)                                  5,985            6,174
G.O. Bonds, Series 2001-B, 5.25% 2016                                                                         8,000            8,792
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 5.00% 2014                                                                                  2,000            2,106
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 5.00% 2015                                                                                  1,000            1,052
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 5.625% 2030                                                                                 5,000            5,331
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012                                      1,215            1,364
Municipal Electric Auth., Project One Senior Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012          5,700            6,413
                                                                                                                              91,978

HAWAII -- 0.26%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013 (preref. 2007)                                        3,000            3,160
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013                      1,370            1,507
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013
        (escrowed to maturity)                                                                                  630              699
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)               2,000            2,227
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
     Senior Series 2001, AMBAC insured, 5.50% 2015                                                            1,875            2,084
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
     Senior Series 2001, AMBAC insured, 5.50% 2016                                                            1,000            1,111
                                                                                                                              10,788

ILLINOIS -- 8.94%
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2015                         2,500            2,748
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016                         1,500            1,648
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016                          7,470            8,277
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016                          3,000            3,324
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017                          8,000            8,860
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003,
        AMBAC insured, 5.25% 2015                                                                             5,095            5,661
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin.
        Section 5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011                                 2,000            2,174
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020          2,000            2,288
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 1993-A,
        MBIA insured, 5.00% 2012                                                                              5,815            6,327
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-A,
        MBIA insured, 5.00% 2031                                                                             10,430           11,015
City of Chicago, O'Hare International Airport, Special Facs. Rev. Ref. Bonds (United Air Lines, Inc.
        Project), Series 1999-A, 5.35% 2016(2)                                                                3,685              582
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
        (Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012                                          1,000            1,206
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
        (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011                                           2,745            2,184
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
        (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014                                           7,085            4,914
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
        (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015                                           3,245            2,143
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
        (Dedicated Tax Rev.), Series 1998-B, FGIC insured, 0% 2014                                            2,000            1,386
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation
        Bonds, Series 2000-A, AMBAC insured, 0% 2007                                                          7,000            6,523
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation
        Bonds, Series 2000-A, AMBAC insured, 0% 2008                                                          7,000            6,293
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014                                         3,500            2,437
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref. Bonds,
     Series of March 1993, 5.30% 2005                                                                         5,325            5,358
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref. Bonds,
     Series of March 1993, 5.50% 2010                                                                         2,275            2,526
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
     Limited Tax Series D of December 2002, 5.00% 2012                                                        2,650            2,913
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020                    6,500            7,986
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011                         4,000            4,689
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
     Series 1994-D, FGIC insured, 7.75% 2019                                                                  4,500            6,079
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
     Series 2002-B, FGIC insured, 5.375% 2014                                                                 4,000            4,494
Township High School Dist. No. 205, Cook County (Thornton), G.O. Limited Capital Appreciation Bonds,
     Series 1998-D, FSA insured, 0% 2008                                                                      4,730            4,250
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010                         5,120            5,572
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016                            7,165            8,017
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017                            2,885            3,226
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.45% 2036 (put 2014)                                                                       1,000            1,029
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.60% 2036 (put 2015)                                                                       6,000            6,218
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.75% 2036 (put 2016)                                                                       2,000            2,085
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Northwestern University),
     Series 1997, 5.05% 2032 (put 2010)                                                                       4,675            5,014
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017                        3,255            3,523
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026                 6,000            6,246
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001B-1, 3.45% 2036 (put 2008)            2,500            2,520
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001B-2, 4.00% 2036 (put 2008)            3,235            3,297
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012                                     1,000            1,093
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2034                                     5,500            5,803
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018               3,000            3,236
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023               1,500            1,608
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.625% 2017                                                 3,860            4,357
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.00% 2022                                                  1,250            1,355
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.25% 2030                                                  7,000            7,588
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.25% 2034                                                  4,500            4,640
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)(3)                    2,000            1,998
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009                     2,335            2,488
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014                     1,740            1,907
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016                                   1,235            1,373
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017                                   1,860            2,072
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011                                    1,165            1,248
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015                                    1,000            1,078
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016                                    1,700            1,825
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125% 2027                            2,000            2,035
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 6.50% 2006               770              794
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 7.40% 2023             3,000            3,176
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016                                       2,000            2,308
G.O. Bonds, Series of March 2004-A, 5.00% 2034                                                               10,870           11,466
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007                        700              723
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007
        (escrowed to maturity)                                                                                  920              955
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008                        810              847
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008
        (escrowed to maturity)                                                                                1,060            1,118
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009                        840              872
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009 (preref. 2008)       1,090            1,144
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010                     1,310            1,360
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010 (preref. 2008)      1,690            1,780
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013                     2,130            2,210
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013 (preref. 2008)        330              350
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)        2,835            3,217
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012 (preref. 2010)         4,425            5,048
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008                   220              233
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008 (preref. 2007)    780              832
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016                 1,765            1,852
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)  6,235            6,687
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018                      2,705            3,141
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018        2,115            2,242
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018
        (preref. 2008)                                                                                          385              412
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.00% 2008         1,230            1,281
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.25% 2012
        (preref. 2009)                                                                                        6,960            7,492
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028          580              601
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028
        (preref. 2009)                                                                                        1,420            1,523
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008                              1,640            1,731
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009                              2,290            2,429
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2010                              2,440            2,583
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012                              2,200            2,298
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013                              2,430            2,537
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018                              5,050            5,229
Health Facs. Auth., Rev. Bonds (Children's Memorial Hospital),
     Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)                                                  1,835            2,026
Health Facs. Auth., Rev. Bonds (Children's Memorial Hospital),
     Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)                                                  1,690            1,866
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031              3,500            3,694
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028            1,000            1,074
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012      2,545            2,812
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2017      1,500            1,654
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022
        (escrowed to maturity)                                                                                4,000            5,015
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)   4,675            4,954
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
     Series 1998-A, MBIA insured, 5.25% 2008                                                                  4,000            4,210
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
     Series 1998-A, MBIA insured, 5.375% 2013                                                                 1,785            1,897
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group -- Lutheran Hillside
        Village Project), Series 2001-A, 7.375% 2031                                                          1,500            1,631
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019                               4,500            4,883
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007                          1,070            1,107
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008                          1,745            1,840
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009                          2,500            2,664
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2011                          2,295            2,485
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)              2,500            2,933
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022                             5,000            5,392
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010               2,595            2,728
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 5.75% 2009                      1,090            1,102
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019                      1,435            1,452
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010                                       920              922
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project),
     Series 2002-B, MBIA insured, 5.25% 2011                                                                  2,000            2,201
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
     Series 2001-A, AMBAC insured, 5.50% 2021                                                                 2,670            3,146
Board of Trustees of the University of Illinois, Certs. of Part. (Utility Infrastructure Projects),
     Series 2001-A, AMBAC insured, 5.375% 2015 (preref. 2011)                                                 3,530            3,924
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
     Series 2002-B, FGIC insured, 5.25% 2015                                                                  2,775            3,062
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
     Series 2002, FSA insured, 0% 2017                                                                        2,000            1,205
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2016                     1,500            1,661
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2017                     1,500            1,654
Toll Highway Auth., Toll Highway Senior Priority Rev. Bonds, Series 2005-A, FSA insured, 5.00% 2015           5,000            5,536
                                                                                                                             371,937

INDIANA -- 2.68%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010                    1,255            1,345
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011    4,000            4,252
Fort Wayne Hospital Auth., Rev. Bonds (Parkview Health System, Inc. Project), Series 1998,
        MBIA insured, 5.25% 2008                                                                              1,895            2,009
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016
        (preref. 2009)                                                                                        3,000            3,276
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity
        National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)                                    13,610           14,128
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, 5.50% 2016      10,250           10,653
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A,
        MBIA insured, 5.25% 2008                                                                              1,700            1,784
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A,
        MBIA insured, 5.50% 2016                                                                              4,000            4,199
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2012                                                                 2,000            2,182
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2014                                                                 3,520            3,872
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2015                                                                 3,200            3,529
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2019                                                                 4,195            4,553
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.), Series 1998,
        MBIA insured, 5.375% 2010                                                                             7,095            7,540
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Sisters of St. Francis Health Services, Inc. Project),
     Series 1997-A, MBIA insured, 5.00% 2008                                                                  1,000            1,055
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015                1,275            1,408
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016                1,605            1,767
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018                1,735            1,843
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016                        4,690            5,383
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014                    1,000            1,092
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref. Senior Bonds,
     Series 2001-A, MBIA insured, 5.50% 2015                                                                  3,370            3,741
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015                                       1,250            1,389
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
     Series 2002-A, FGIC insured, 5.25% 2012                                                                  2,590            2,861
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
     Series 2002-A, FGIC insured, 5.50% 2016 (preref. 2012)                                                   5,650            6,373
State Office Building Commission, Rev. Bonds (Correctional Facs. Program), Series 1995-B,
        AMBAC insured, 6.25% 2012                                                                             8,490            9,715
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013                                                2,000            2,236
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014                                                2,000            2,238
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                                4,000            4,514
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                                2,250            2,541
                                                                                                                             111,478

IOWA -- 0.71%
City of Ames, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series 2003,
        AMBAC insured, 5.00% 2013                                                                             1,000            1,092
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.50% 2011          1,420            1,540
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.60% 2012          1,375            1,498
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018                               4,395            4,863
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.50% 2007                              1,520            1,595
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2011                             1,500            1,564
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2012                             3,170            3,306
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010
        (escrowed to maturity)                                                                                  590              618
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027           5,000            5,634
Fin. Auth., Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016                                             850              879
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012                                       1,500            1,608
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013                                       3,500            3,736
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014                                       1,500            1,595
                                                                                                                              29,528

KANSAS -- 0.17%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. -- Southridge Project),
        Series 2002-C, 6.875% 2032                                                                            1,000            1,095
Unified Government of Wyandotte County/Kansas CIty, Tax-Exempt Sales Tax Special Obligation
        Rev. Ref. Bonds (Redev. Project Area B), 1st Lien Series 2005-B, 3.75% 2012                           6,000            6,096
                                                                                                                               7,191

KENTUCKY -- 0.47%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009
        (escrowed to maturity)                                                                                5,250            5,754
Asset/Liability Commission, Project Ref. Notes, General Fund Series 2003-A, AMBAC insured, 5.00% 2006         5,000            5,093
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
        Healthcare, Inc. Project), Series 1997, 5.60% 2008                                                      630              642
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
        Healthcare, Inc. Project), Series 1997, 5.60% 2009                                                    3,305            3,350
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
        Healthcare, Inc. Project), Series 1997, 5.70% 2010                                                      490              497
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
        Healthcare, Inc. Project), Series 1997, 5.75% 2011                                                    2,190            2,210
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017                                 2,000            2,003
                                                                                                                              19,549

LOUISIANA -- 2.29%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)            9,000            9,749
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010                    2,775            2,849
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018                    2,000            2,057
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028                    3,950            4,045
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2011                                                                   2,070            2,195
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2012                                                                   1,930            2,059
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2011                                                                   2,000            2,132
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
     (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030           11,500           12,537
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project),
        Series 2001-A, 5.25% 2013                                                                             8,500            9,129
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
     Series 1998-A, FSA insured, 5.75% 2014                                                                   3,495            3,977
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
     Series 1998-A, FSA insured, 5.75% 2015                                                                   3,825            4,375
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
     Series 1998-A, FSA insured, 5.75% 2018                                                                   4,000            4,695
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured,
        5.375% 2015                                                                                           3,000            3,328
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                                      30,920           32,263
                                                                                                                              95,390

MAINE -- 0.15%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019
        (preref. 2009)                                                                                        3,000            3,380
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029
        (preref. 2009)                                                                                        2,575            2,905
                                                                                                                               6,285

MARYLAND -- 0.94%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034                   1,440            1,466
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028
        (preref. 2011)                                                                                        2,200            2,668
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029
        (preref. 2009)                                                                                        5,750            6,671
Anne Arundel County, Special Obligation Bonds (National Business Park Project),
     Series 2000, 7.375% 2028 (preref. 2010)                                                                  1,000            1,202
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015                          7,485            8,340
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025             3,000            3,198
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030            2,172            2,290
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
     (PUMH of Maryland, Inc. -- Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019                  2,400            2,444
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
     Series 1993, 5.50% 2013 (escrowed to maturity)                                                           1,675            1,756
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
     Series 1993, 5.50% 2021 (escrowed to maturity)                                                           1,225            1,286
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011    1,000            1,064
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014    2,000            2,250
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024   3,225            3,451
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
     Senior Series 2002-A, RADIAN insured, 5.375% 2020                                                        1,000            1,079
                                                                                                                              39,165

MASSACHUSETTS -- 2.89%
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds,
        Series 1994-A, 7.00% 2007                                                                             4,885            5,169
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds,
     Series 1994-A, 7.00% 2007 (escrowed to maturity)                                                           115              122
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2003-C, 5.25% 2013                     2,000            2,240
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2004-B, 4.00% 2012                    10,005           10,377
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2004-C, 5.50% 2017                     3,000            3,503
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013                                           3,500            3,991
G.O. Bonds, Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012                                     2,000            2,263
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2017 (preref. 2013)                                    5,000            5,549
G.O. Bonds, Consolidated Loan of 2004, Series B, 5.25% 2022                                                   5,000            5,800
G.O. Bonds, Consolidated Loan of 2005, Series B, 5.00% 2015                                                  10,000           11,116
G.O. Ref. Bonds, Series 2003-D, 5.50% 2016                                                                    7,000            8,127
G.O. Ref. Bonds, Series 2003-D, 5.50% 2017                                                                    5,000            5,825
G.O. Ref. Bonds, Series 2003-D, 5.50% 2018                                                                    5,000            5,844
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
     Series 2005-C, FGIC insured, 5.00% 2015                                                                  2,500            2,757
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
     Series 2005-C, FGIC insured, 5.00% 2016                                                                  5,945            6,526
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
        Series K, 5.50% 2022                                                                                  2,000            2,416
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015       1,335            1,502
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014       1,085            1,180
Housing Fin. Agcy., Housing Bonds, Series 2003-A, 3.90% 2010                                                  6,520            6,550
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014                                                1,000            1,018
Housing Fin. Agcy., Housing Bonds, Series 2003-D, 4.20% 2010                                                  2,080            2,101
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4),
        MBIA insured, 5.25% 2015                                                                              2,000            2,196
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
     Series A, MBIA insured, 5.00% 2010                                                                       1,000            1,076
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
     Series A, MBIA insured, 5.25% 2015                                                                       5,000            5,490
Special Obligation Ref. Notes (Federal Highway Grant Anticipation Note Program),
     Series 2003-A, FSA insured, 5.00% 2014                                                                   6,850            7,560
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017           3,550            4,064
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018           5,045            5,791
                                                                                                                             120,153

MICHIGAN -- 2.61%
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref.
        Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)              4,500            5,157
City of Detroit Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1 Projects),
     Series 1996-C, 6.20% 2017 (preref. 2006)                                                                 2,900            3,038
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds,
     Series 1998-C, FGIC insured, 5.25% 2025                                                                  1,955            2,278
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center),
        Series 1998-B, 5.375% 2028                                                                            1,000            1,001
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group),
        Series 1998-A, 5.00% 2013                                                                             1,000              966
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group),
        Series 1998-A, 5.00% 2014                                                                             1,525            1,464
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit),
        Series 1995, 6.00% 2008                                                                               1,265            1,263
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit),
        Series 1995, 6.625% 2016                                                                              2,010            2,034
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.70% 2011                2,985            3,232
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012                1,075            1,164
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014           2,440            2,669
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015           5,000            5,445
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016           2,500            2,711
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Daughters of Charity, National Health System),
     5.50% 2005 (escrowed to maturity)                                                                          260              261
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
     Series 1993-B, AMBAC insured, 5.00% 2006                                                                 1,000            1,012
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.00% 2005 (escrowed to maturity)                                                         4,615            4,635
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.10% 2013 (preref. 2005)                                                                 5,000            5,121
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.125% 2021 (preref. 2005)                                                                4,500            4,609
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.00% 2008   1,215            1,246
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013   2,400            2,461
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006                 160              160
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014                1,000            1,002
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010              1,000            1,079
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011              1,285            1,399
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023       1,000            1,071
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 5.30% 2033 (put 2006)       2,000            2,056
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-4, 5.375% 2033 (put 2007)      3,000            3,137
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020                              3,580            3,806
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011                    2,000            2,156
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014 (preref. 2011)              1,000            1,121
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017 (preref. 2011)              1,100            1,233
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning
        Academy Project), Series 2001, 7.75% 2031                                                             4,150            4,556
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds,
        Series 2001, 5.25% 2016                                                                               3,000            3,293
New Center Dev., Inc., Certs. of Part., Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)                    9,000            9,672
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, MBIA insured, 5.25% 2018            2,000            2,270
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009        2,000            2,144
Regents of the University of Michigan, Hospital Rev. Ref. Bonds, Series 2002, 5.00% 2005                      5,975            6,007
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016                              3,000            3,345
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)                                         4,000            4,462
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project),
     Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)                                                     2,500            2,653
                                                                                                                             108,389

MINNESOTA -- 0.10%
Higher Education Facs. Auth., Rev. Bonds (St. John's University), Series Six-G, 4.25% 2017                    1,750            1,776
Higher Education Facs. Auth., Rev. Bonds (St. John's University), Series Six-G, 4.50% 2022                    1,000            1,019
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013                                   1,180            1,205
                                                                                                                               4,000

MISSISSIPPI -- 0.69%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition
        Program), Series 2001-A, AMBAC insured, 5.00% 2031                                                    7,500            8,333
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013                                                                    2,000            2,241
G.O. Ref. Bonds, Series 2003-A, 5.25% 2014                                                                    4,000            4,512
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015                                                                    3,000            3,397
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017                                                                    8,000            9,210
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
     Series 2000, FSA insured, 5.50% 2027                                                                     1,000            1,068
                                                                                                                              28,761

MISSOURI -- 0.17%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011                   1,000            1,075
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri
        Bottom Road/Taussig Road), Series 2002, 7.20% 2033                                                    5,500            5,924
                                                                                                                               6,999

NEBRASKA -- 0.17%
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.00% 2017       400              402
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.10% 2018       415              418
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2019       435              439
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2020       450              453
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.35% 2025       250              250
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.50% 2030       275              275
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012                                           75               57
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012                                             871               13
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln
        Parking Project), Series 2005, 4.50% 2015                                                             1,000            1,063
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln
        Parking Project), Series 2005, 4.50% 2020                                                             3,575            3,705
                                                                                                                               7,075

NEVADA -- 2.67%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2036                           10,000           10,517
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016                      3,000            3,324
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
     Series 1999, 7.00% 2009                                                                                  2,350            2,434
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
     Series 1999, 7.50% 2019                                                                                 15,300           16,708
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
     Series 2001-A, 6.30% 2021                                                                                1,000            1,033
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
     Series 2001-B, 6.75% 2021                                                                                1,660            1,717
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 5.60% 2013                                                                                  1,740            1,800
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 5.75% 2014                                                                                  2,320            2,401
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 6.375% 2023                                                                                 5,375            5,564
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.375% 2026      7,000            7,213
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1999-A, 6.75% 2020       1,480            1,656
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.10% 2012                                                         1,625            1,681
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.55% 2017                                                         3,700            3,828
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.80% 2023                                                         5,955            6,155
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
     Limited Obligation Improvement Bonds, 4.80% 2014                                                         1,820            1,829
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation
        Ref. Bonds, Series 1999-A, 5.65% 2009                                                                 1,445            1,492
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation
        Ref. Bonds, Series 1999-A, 5.75% 2013                                                                 3,865            3,988
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation
        Ref. Bonds, Series 1999-A, 5.90% 2018                                                                 2,900            2,992
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012                                     270              273
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001, FGIC insured,
        5.375% 2015                                                                                           2,855            3,131
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A,
        5.00% 2014                                                                                            3,920            4,100
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 5.60% 2014                                                                                  1,650            1,704
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 5.625% 2015                                                                                 2,510            2,592
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 6.25% 2024                                                                                  2,250            2,323
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.00% 2010                                                                                    990            1,024
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.375% 2014                                                                                 2,055            2,126
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.75% 2021                                                                                  4,445            4,597
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010    3,545            3,041
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
     Series 2002, 6.125% 2017                                                                                 4,955            5,129
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
     Series 2002, 6.40% 2022                                                                                    990            1,025
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016                         3,105            3,445
                                                                                                                             110,842

NEW HAMPSHIRE -- 0.03%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue),
        Series 2001-A, 5.75% 2031                                                                             1,000            1,074

NEW JERSEY -- 4.32%
Certs. of Part., Series 2004-A, 5.00% 2009                                                                    8,070            8,525
Certs. of Part., Series 2004-A, 5.00% 2010                                                                   11,395           12,141
Certs. of Part., Series 2004-A, 5.00% 2012                                                                    5,000            5,389
Certs. of Part., Series 2004-A, 5.00% 2013                                                                    8,625            9,328
Certs. of Part., Series 2004-A, AMBAC insured, 5.00% 2017                                                     5,000            5,388
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, FGIC insured, 5.00% 2013                             5,000            5,460
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014                          2,000            2,217
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015                         10,250           11,396
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016                           9,500           10,698
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth -- Kapkowski Road Landfill Reclamation
        Improvement Dist. Project), Series 1998-A, 6.375% 2018 (preref. 2014)                                 1,000            1,199
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth -- Kapkowski Road Landfill Reclamation
        Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)                                 6,500            7,810
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
     Series 1996-A, 8.50% 2016 (preref. 2006)                                                                 4,000            4,332
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
     Series 1996-A, 8.625% 2025 (preref. 2006)                                                                3,500            3,795
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018      2,295            2,347
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025      3,000            3,049
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
        Series 2001-A, 7.25% 2031                                                                             9,000            9,861
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
        Series 2001-B, 5.50% 2006                                                                             2,000            2,002
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
        Series 2000-A, 8.25% 2030                                                                             6,000            6,845
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010                                  1,000            1,031
Educational Facs. Auth., Princeton University Rev. Bonds, Series 2005-B, 4.125% 2027                          4,730            4,623
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref. Bonds
        (Waste Management, Inc. Project), Series 1999-A, 6.85% 2029 (put 2009)                                1,585            1,772
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare's Hospital, Inc. Issue,
     Series 2004-A, RADIAN insured, 5.25% 2016                                                                4,740            5,192
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare's Hospital, Inc. Issue,
     Series 2004-B, MBIA insured, 5.25% 2015                                                                  2,150            2,394
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019                 780              790
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024               3,400            3,797
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2016                                      10,000           10,963
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2018                                       7,750            8,436
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2021                                       5,000            5,362
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023        8,000            9,316
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, FGIC insured, 5.25% 2015        12,400           14,017
                                                                                                                             179,475

NEW MEXICO -- 0.29%
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission
        Association, Inc. Project), Series 2005, AMBAC insured, 5.00% 2014                                    4,785            5,275
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission
        Association, Inc. Project), Series 2005, AMBAC insured, 5.00% 2015                                    5,025            5,552
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission
        Association, Inc. Project), Series 2005, AMBAC insured, 5.00% 2017                                    1,000            1,096
                                                                                                                              11,923

NEW YORK -- 10.61%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 5.60% 2017         1,700            1,722
Dormitory Auth., Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017                  1,955            2,097
Dormitory Auth., City University System Consolidated Third General Resolution Rev. Bonds,
     Series 1998-2, AMBAC insured, 5.50% 2008                                                                 2,000            2,124
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013                  2,355            2,418
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
     Series 2003, XLCA insured, 5.25% 2032 (put 2013)                                                         8,000            8,925
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007               1,745            1,841
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007
        (preref. 2007)                                                                                            5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007               2,485            2,622
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007
        (preref. 2007)                                                                                          15               16
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008               1,295            1,364
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008
        (preref. 2007)                                                                                            5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.375% 2009              1,270            1,358
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010                  20               21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010                  20               21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
        (preref. 2008)                                                                                            5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
        (preref. 2008)                                                                                        1,470            1,569
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
        (preref. 2008)                                                                                            5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
        (preref. 2008)                                                                                        1,505            1,607
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010               1,760            1,862
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013       2,710            2,939
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014       3,275            3,564
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015       1,495            1,628
Dormitory Auth., Secured Hospital Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007           2,000            2,063
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Bronx-Lebanon Hospital Center),
     Series 1998-E, MBIA insured, 5.20% 2014                                                                  8,520            9,051
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Brookdale Hospital), Series 1998-J, 5.125% 2009            2,500            2,646
Dormitory Auth., St. Luke's-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds,
     Series 2000-A, FHA insured, 5.75% 2021                                                                   5,000            5,331
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2003-A, 5.00% 2011     5,000            5,455
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011                  2,580            2,789
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013                     3,500            4,407
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011                       940            1,078
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)        560              655
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1997, 6.00% 2007                       3,000            3,145
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
     Series 2002-B, 5.25% 2023 (put 2012)                                                                    44,845           49,196
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
     Series 2002-B, 6.00% 2029 (put 2012)                                                                    10,000           11,426
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016         2,295            2,543
Envrionmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
     (New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017                           5,000            5,882
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015                       2,000            2,235
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016                       2,605            2,909
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006                   3,000            3,094
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007                   2,000            2,067
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010                    1,750            1,843
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012                        8,615            9,513
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013                        1,500            1,657
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014                        4,500            5,006
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014                        2,400            2,689
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021                        1,000            1,102
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024              8,000            8,662
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006                                                  945              961
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006 (escrowed to maturity)                         2,055            2,090
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011                                                6,260            6,848
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016                                                3,510            3,782
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012                                                7,810            8,623
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021                                                6,720            7,201
City of New York, G.O. Bonds, Fiscal 2002 Series E, 5.75% 2012                                                1,500            1,694
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013                                               5,000            5,610
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010                                               3,000            3,237
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014                                                2,500            2,737
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012                                                4,000            4,222
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015                                                2,500            2,718
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010                                                2,500            2,683
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015                                                2,000            2,174
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017                                                5,000            5,410
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013                                                2,020            2,196
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020                                                2,500            2,685
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012                                  1,000            1,123
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project),
        Series A, 6.25% 2015                                                                                 26,000           27,655
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project),
        Series A, 6.50% 2035                                                                                  8,500            9,151
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-A, 5.00% 2027 (preref. 2007)     1,440            1,513
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027                    5,000            5,051
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018                    1,125            1,169
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)       440              468
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)       435              463
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015                   2,000            2,209
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50% 2026              29,300           32,445
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029(4)    11,600           12,593
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015                13,250           14,669
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015
        (preref. 2012)                                                                                        5,000            5,648
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016
        (preref. 2012)                                                                                        7,000            7,907
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
     (Peconic Landing at Southhold, Inc. Project), Series 2000-A, 8.00% 2030                                  2,000            2,266
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, AMBAC insured, 5.50% 2020   3,000            3,539
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, FGIC insured, 5.00% 2017   10,000           11,063
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, FSA insured, 5.00% 2015    10,000           11,122
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010                          3,000            3,220
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012                      1,000            1,127
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010                        3,500            3,792
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2015                        3,000            3,400
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016                        4,100            4,552
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
     Series 2002-A, 5.00% 2017 (put 2011)                                                                    13,000           13,918
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
     Series 2002-A, 5.50% 2017 (put 2011)                                                                    10,000           10,947
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Series 7, 5.25% 2009                                 1,375            1,438
                                                                                                                             441,481

NORTH CAROLINA -- 2.43%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015                  1,260            1,387
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016                  1,220            1,337
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017                  1,390            1,516
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project),
     Series 1999, AMBAC insured, 4.60% 2010                                                                   1,000            1,062
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2006                        3,120            3,149
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007                        5,425            5,698
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008                       10,720           11,569
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009                       2,000            2,161
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022                        2,815            3,356
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026                        1,990            2,401
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014                        4,450            4,742
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015                        2,500            2,662
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016                        2,000            2,128
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017                        4,775            5,081
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026                        3,500            3,924
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011                        1,000            1,083
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012                        2,500            2,732
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013                        2,000            2,165
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016                       2,500            2,684
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010                       1,000            1,069
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014                        2,750            3,028
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014                        2,000            2,203
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, MBIA insured, 6.00% 2026          2,500            3,141
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-A, MBIA insured, 6.00% 2008             3,935            4,197
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015            2,000            2,211
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016              3,000            3,314
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2014                        5,000            5,524
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2013             1,000            1,095
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2014             3,455            3,801
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center Project),
     Series 1999, MBIA insured, 5.25% 2011                                                                    1,995            2,159
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010                          1,475            1,663
University of North Carolina at Chapel Hill, General Rev. and Rev. Ref. Bonds, Series 2005-A, 4.25% 2019      3,265            3,351
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014                                 1,900            2,095
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015                                 1,155            1,277
                                                                                                                             100,965

OHIO -- 1.40%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects),
     Series 2004-C, MBIA insured, 5.25% 2017                                                                 10,000           11,431
General Receipts Bonds, Series 2005-A, 4.25% 2020                                                             1,000            1,018
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008                                                        6,380            6,612
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)           2,000            2,132
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)           2,300            2,482
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2011                        545              555
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2012                        620              630
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.90% 2014                         670              675
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 4.00% 2015                         695              700
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998,
        RADIAN insured, 4.60% 2007                                                                            2,175            2,225
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021            2,000            2,023
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013         1,000            1,098
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016         2,665            2,891
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
     Series 2005-B, AMBAC insured, 5.00% 2015                                                                 2,950            3,246
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
     Series 2005-B, AMBAC insured, 5.00% 2016                                                                 3,880            4,253
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
     Series 2005-B, AMBAC insured, 5.00% 2020                                                                 8,510            9,202
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
     Series 1999, 6.75% 2022                                                                                  1,000            1,111
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
     Series 2000-B, 6.375% 2022                                                                               1,250            1,376
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
     Series 2000-B, 6.375% 2030                                                                               2,000            2,189
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002,
        5.25% 2015 (preref. 2012)                                                                             2,000            2,224
                                                                                                                              58,073

OKLAHOMA -- 0.20%
Health System Rev. Bonds (Baptist Medicine Center of Oklahoma), Series 1995-C, AMBAC insured, 6.375% 2009     2,500            2,558
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist
        Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural
        Health, Inc.), Series 1995-D, AMBAC insured, 6.00% 2009                                               2,500            2,748
Tulsa Industrial Auth., Hospital Rev. Ref. Bonds (St. John Medical Center Project), Series 1996, 5.375% 2017  3,000            3,056
                                                                                                                               8,362

OREGON -- 0.43%
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2020                                 1,830            1,939
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.75% 2013       3,000            3,085
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.875% 2016      3,500            3,560
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 6.00% 2025       9,090            9,334
                                                                                                                              17,918

PENNSYLVANIA -- 2.54%
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019                         2,150            2,307
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
     Series 1998-A, AMBAC insured, 5.50% 2008                                                                 1,000            1,070
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
     Series 1998-A, AMBAC insured, 5.00% 2010                                                                 2,705            2,892
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010              2,465            2,636
Allegheny County Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds,
     Series 1999-B, AMBAC insured, 5.25% 2008                                                                 5,160            5,494
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001,
        FGIC insured, 5.50% 2015                                                                              1,000            1,114
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.60% 2023            1,750            1,848
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System),
     Series 1997-B, 5.375% 2027                                                                               4,150            4,349
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
        (Jefferson Health System), Series 1997-A, 5.50% 2006                                                  2,285            2,325
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
        (Jefferson Health System), Series 1997-A, 5.50% 2008                                                  2,000            2,116
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
        (Jefferson Health System), Series 1997-A, 5.00% 2009                                                  1,000            1,052
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
        (Jefferson Health System), Series 1997-A, 5.00% 2010                                                  1,000            1,050
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
        (Jefferson Health System), Series 1999-A, 5.00% 2018                                                  1,475            1,536
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds
        (International Paper Co. Projects), Series 2002-A, 4.90% 2009                                         2,200            2,286
G.O. Bonds, Second Ref. Series of 2002, 5.00% 2005                                                            6,000            6,011
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds,
     Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)                                             10,500           11,402
Higher Educational Facs. Auth., Rev. Bonds (UPMC Health System), Series 1999-A, FSA insured, 5.00% 2009       2,000            2,133
Higher Educational Facs. Auth., The Trustees of the University of Pennsylvania Rev. Bonds,
        Series 2005-C, 4.50% 2030                                                                             4,500            4,530
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple
        University Hospital), Series 1993-A, 6.50% 2008                                                       8,715            9,166
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple
        University Hospital), Series 1997, 5.70% 2009                                                         1,000            1,036
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
     Series 1998, ACA-CBI insured, 5.70% 2009                                                                 1,500            1,559
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
     (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021                       2,500            2,636
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.625% 2012                     2,000            2,092
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.75% 2017                      2,000            2,087
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028                       17,500           17,972
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-A, 5.875% 2022                     2,890            2,997
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010       2,815            2,892
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group),
        Rev. Bonds, Series 2000-B, 8.125% 2030                                                                6,500            7,193
                                                                                                                             105,781

PUERTO RICO -- 0.61%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)            985            1,047
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                      7,500            8,322
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)                    10,000           11,107
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)      1,000            1,103
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)       1,700            1,875
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                                      2,000            2,085
                                                                                                                              25,539

RHODE ISLAND -- 0.29%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021
        (escrowed to maturity)                                                                                1,210            1,482
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021
        (escrowed to maturity)                                                                                2,715            3,326
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, MBIA insured, 5.75% 2012          4,850            5,551
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
     Series 2002, 6.375% 2021                                                                                 1,500            1,685
                                                                                                                              12,044

SOUTH CAROLINA -- 1.07%
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
     Series 1998-A, MBIA insured, 5.25% 2010                                                                  2,785            3,002
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
     Series 1999-A, 5.125% 2012                                                                               3,000            3,176
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
     Series 2003-C, 6.375% 2034                                                                               3,000            3,357
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010            2,000            2,156
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds,
     Series 1997, FSA insured, 5.50% 2007                                                                     2,000            2,104
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds,
     Series 1997, FSA insured, 5.00% 2009                                                                     1,000            1,070
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC insured, 6.25% 2021               4,640            5,806
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015                           8,420            8,680
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022   14,090           15,152
                                                                                                                              44,503

SOUTH DAKOTA -- 0.34%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014                        3,780            2,631
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2007                                                                    2,045            2,120
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2009                                                                    4,010            4,202
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2010                                                                    4,175            4,378
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014                                   1,030            1,058
                                                                                                                              14,389

TENNESSEE -- 2.14%
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated
        Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013                                    2,000            2,339
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2005                            3,000            3,016
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2006                            5,000            5,127
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, MBIA insured, 5.00% 2012              1,500            1,650
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
        Series 2001, 5.00% 2009                                                                               1,500            1,577
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
        Series 2002, 5.05% 2012                                                                              10,900           11,679
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
        (Methodist Healthcare), Series 2002, 6.00% 2020 (escrowed to maturity)                                3,550            4,106
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
        (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)                                        5,950            6,886
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
        Memorial Health Care), Series 2004-A, 5.00% 2008                                                      3,000            3,126
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
        Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)                                          21,400           22,403
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.75% 2014                                                2,360            2,714
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.75% 2016                                                2,690            3,088
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2022                                                2,000            2,223
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2032                                                6,000            6,632
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
     (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011                                6,000            6,423
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
     (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013                                3,000            3,229
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011                                   3,750            2,994
                                                                                                                              89,212

TEXAS -- 12.87%
Abilene Independent School Dist. (Taylor and Jones Counties), Unlimited Tax School Building Bonds,
     Series 2005, 5.00% 2020                                                                                  2,795            3,028
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital Corp. Project),
     Series 1998, FSA insured, 5.50% 2014                                                                     2,830            3,194
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital Corp. Project),
     Series 1998, FSA insured, 5.50% 2015                                                                     6,320            7,125
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds, Series 2003,
        MBIA insured, 5.00% 2011                                                                              1,000            1,091
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
     Series 2001-B, FSA insured, 5.75% 2016                                                                   6,800            7,628
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
     (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2009                     1,620            1,705
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
     (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.00% 2010                     1,705            1,778
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
     (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028                     9,400            9,616
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2003-D,
        5.40% 2029 (put 2014)                                                                                 2,000            2,152
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A,
        5.50% 2022 (put 2011)                                                                                14,000           14,993
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Incorporated Project), MBIA insured, 4.90% 2015       2,860            3,115
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Incorporated Project), Series 1999-A, 5.375% 2019        2,000            2,084
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds
        (Dow Chemical Company Project), Series 2002-B-3, 5.15% 2033 (put 2009)                                6,600            7,019
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater
        Supply Project), Series 2005, AMBAC insured, 5.00% 2016                                               2,285            2,508
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 5.00% 2035                      2,500            2,640
Conroe Independent School Dist. (Montgomery County), Unlimited Tax Ref. Bonds, Series 2005-A, 5.00% 2014      3,560            3,915
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
     Series 2001, 5.25% 2016                                                                                  3,500            3,833
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds, Capital
        Appreciation Bonds, Series 1993-A, 0% 2013                                                            6,675            5,027
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
     Series 1998, 5.00% 2012                                                                                    500              522
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
     Series 1998, 5.00% 2012 (preref. 2008)                                                                     500              524
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014                                                            3,400            3,665
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)                                             2,000            2,174
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev.
        Ref. Bonds, Series 2002, 5.00% 2009                                                                   1,285            1,374
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery),
        Series 2005, 5.25% 2010                                                                               1,000            1,090
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery),
        Series 2005, 5.25% 2013                                                                               2,000            2,231
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013          2,465            2,732
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015          3,725            4,111
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds,
     Series 2005, 5.00% 2016                                                                                  2,415            2,650
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds,
     Series 2005, 5.00% 2017                                                                                  3,660            4,002
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2014  2,050            2,277
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2015  2,150            2,392
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2016  1,125            1,251
Frisco Independent School Dist. (Collin and Denton Counties), Unlimited Tax School Building and Ref. Bonds,
     Series 2005-C, 5.00% 2016                                                                                1,570            1,730
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
     Series 2001, 5.50% 2013                                                                                  2,170            2,362
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
     Series 2001, 5.50% 2015                                                                                  2,420            2,635
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2001-A, 6.375% 2029                                                                              13,900           15,392
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2015                                                                                3,120            3,398
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2016                                                                                3,000            3,255
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.25% 2008                                                                     1,890            1,993
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2011                                                                     5,000            5,534
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2014                                                                     4,790            5,426
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2015                                                                    10,325           11,692
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series 1999-A,
        MBIA insured, 5.50% 2010                                                                              3,380            3,669
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
        Series 2001-A, 5.25% 2008                                                                             2,500            2,608
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.625% 2014 (preref. 2011)                                                                1,000            1,122
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.625% 2015 (preref. 2011)                                                                2,500            2,804
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.625% 2016 (preref. 2011)                                                                2,700            3,028
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.625% 2018 (preref. 2011)                                                                2,000            2,243
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.50% 2020 (preref. 2011)                                                                 4,000            4,460
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.50% 2021 (preref. 2011)                                                                 5,740            6,400
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2002, 5.50% 2015 (preref. 2012)                                                                   1,000            1,124
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2002, 5.50% 2016 (preref. 2012)                                                                   1,000            1,124
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2002, 5.50% 2018 (preref. 2012)                                                                   1,105            1,243
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010                                  2,000            2,165
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016                                  2,700            2,979
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015                                          970            1,072
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)                         1,530            1,704
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)   15,575           16,866
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
        Series 1996, 7.00% 2008                                                                                 485             529
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
        Series 1996, 6.75% 2016                                                                               1,740            1,884
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
        Series 2005, 5.00% 2010                                                                               1,000            1,044
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
        Series 2005, 5.00% 2014                                                                               1,000            1,043
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, FSA insured, 5.50% 2015           3,000            3,349
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, FSA insured, 5.00% 2022           3,000            3,171
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019                              845              458
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)     2,155            1,180
City of Houston, Utility System, Rev. Bonds, FSA insured, 5.00% 2016                                          5,000            5,516
City of Houston, Utility System, Rev. Bonds, FSA insured, 5.00% 2035                                          6,000            6,352
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
     Series 2005, FSA insured, 5.00% 2032                                                                    20,000           21,150
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured
        Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021                                           3,525            3,773
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds,
     Series 2001, 5.50% 2015                                                                                  1,290            1,425
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds,
     Series 2001, 5.50% 2016                                                                                  1,805            1,993
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School
        Building Bonds, Series 2003-A, 5.00% 2016                                                             2,575            2,797
La Joya Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2016          4,315            4,736
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.375% 2015                                                                                   580              638
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.375% 2015 (preref. 2011)                                                                  1,420            1,580
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, AMBAC insured, 5.00% 2017                                                                   1,000            1,089
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.50% 2015                                                                                  2,000            2,196
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building
        and Ref. Bonds, Series 2001, 5.50% 2016                                                               2,635            2,909
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building Bonds,
     Series 2005, 5.00% 2016                                                                                  3,130            3,435
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds,
        Series 2001, 5.125% 2016                                                                              2,075            2,259
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds,
        Series 2005, 5.00% 2014                                                                               1,000            1,100
Northeast Medical Clinic, Hospital Auth. (County of Humble), Rev. Bonds, FSA insured, 6.25% 2012              1,000            1,160
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014     1,885            2,081
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.50% 2014 (preref. 2011)                                                                   2,115            2,352
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016           2,560            2,822
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017           2,695            2,970
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018           2,835            3,121
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016                                                2,540            2,807
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013                                              4,250            4,680
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2015                                              1,500            1,664
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds,
        Series 2003, 5.25% 2016                                                                               5,000            5,551
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
     Series 2002-B, 5.25% 2015 (preref. 2012)                                                                 7,435            8,228
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
     Series 2002-B, 5.25% 2016 (preref. 2012)                                                                 2,315            2,562
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds,
     Series 2005-A, 5.00% 2015                                                                                3,985            4,428
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 1996-B, 5.00% 2011 (preref. 2006)                                                                 3,750            3,901
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2001-B, 5.375% 2013 (preref. 2011)                                                                2,000            2,224
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2001-C, 5.375% 2016 (preref. 2011)                                                                4,000            4,449
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2010        1,895            2,070
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2011        3,105            3,428
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.375% 2016       1,000            1,121
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016   7,280            8,299
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014        1,580            1,738
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015        1,000            1,103
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
     Series 2001-A, 5.50% 2015 (preref. 2011)                                                                 2,000            2,239
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
     Series 2001-A, 5.50% 2016 (preref. 2011)                                                                 2,500            2,799
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021               1,000            1,091
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002,
        RADIAN insured, 5.125% 2017                                                                           8,000            8,474
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016                      1,000            1,079
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery),
        New Series 2003, 5.25% 2011                                                                           9,000            9,854
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015                  3,300            3,545
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015 (preref. 2009)   1,775            1,917
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015                   9,000           10,214
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2018                    7,000            7,616
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016                   3,360            3,705
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)    1,290            1,428
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011                          3,930            4,273
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)      70               76
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015                                    475              517
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)                   4,950            5,440
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016                                  8,385            9,215
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds,
     Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)                                                     12,700           13,358
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013                    4,260            4,685
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2015                    4,390            4,845
San Antonio Independent School Dist., Unlimited Tax School Building Bonds,
     Series 2001-A, 5.375% 2015 (preref. 2011)                                                                1,515            1,685
San Antonio Independent School Dist., Unlimited Tax School Building Bonds,
     Series 2001-A, 5.375% 2016 (preref. 2011)                                                                1,705            1,896
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds,
     Series 2005, 5.50% 2030                                                                                  7,510            9,004
Spring Branch Independent School Dist. (Harris County), Limited Tax Ref. Bonds, Series 2005, 5.00% 2015       2,205            2,431
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
     Series 2001, 5.375% 2015                                                                                 3,875            4,244
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
     Series 2001, 5.375% 2016                                                                                 3,070            3,360
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building
        and Ref. Bonds, Series 2005-A, 5.00% 2014                                                             1,030            1,133
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building
        and Ref. Bonds, Series 2005-A, 5.00% 2015                                                             1,085            1,197
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building
        and Ref. Bonds, Series 2005-A, 5.00% 2016                                                             1,140            1,251
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
     Series 1997-A, MBIA insured, 5.50% 2007                                                                  4,000            4,140
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
     Series 1997-A, MBIA insured, 5.75% 2015                                                                  3,000            3,449
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.00% 2011                                                                                1,775            1,906
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.00% 2019                                                                                5,500            5,769
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.25% 2022                                                                                3,000            3,231
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement
        Bonds, Series 2002, FSA insured, 5.00% 2010                                                           1,000            1,073
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement
        Bonds, Series 2002, FSA insured, 5.00% 2013                                                           3,000            3,285
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008        11,000           11,556
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014                 1,330            1,361
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015                 1,830            1,959
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003,
        MBIA insured, 5.00% 2012                                                                              1,895            2,065
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015                                          1,500            1,641
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and Ref. Bonds,
     Capital Appreciation, Series 2000, 0% 2018                                                               2,625            1,550
                                                                                                                             535,395

UTAH -- 0.61%
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011                                                    5,000            5,558
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012                                                    8,130            8,884
Salt Lake County, Sales Tax Rev. Bonds, Series 2005, 5.00% 2015                                               2,775            3,082
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
     Series 2001-A, 5.25% 2015 (preref. 2011)                                                                 3,000            3,324
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
     Series 2001-A, 5.25% 2016 (preref. 2011)                                                                 4,225            4,682
                                                                                                                              25,530

VIRGINIA -- 0.79%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011                           3,500            3,934
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
     Series 1999-A, 7.50% 2029                                                                               15,500           16,939
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
     Series 1993-A, 5.00% 2011                                                                                1,300            1,406
Hanover County Industrial Dev. Auth., Hospital Rev. Bonds (Memorial Regional Medical Center Project
     at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2009                                          1,000            1,119
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
     Series 1998, 6.25% 2026                                                                                  2,480            2,568
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999-A, 6.85% 2019                                                                                1,383            1,440
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999-B, 7.00% 2029                                                                                  944              999
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
     Series 1998, MBIA insured, 5.00% 2010                                                                    1,000            1,069
Prince William County Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026         2,084            2,247
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.25% 2019                1,000            1,038
                                                                                                                              32,759

WASHINGTON -- 6.77%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
     Series 1999, FGIC insured, 5.25% 2021                                                                    5,500            6,302
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
     Series 1999, FGIC insured, 4.75% 2028                                                                   21,940           22,319
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
     Series 2001-C, FGIC insured, 0% 2016                                                                     2,500            1,561
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A,
        FSA insured, 5.375% 2013                                                                              3,000            3,331
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2013                       1,445            1,586
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2014                       1,000            1,102
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A,
        FSA insured, 5.50% 2016                                                                              13,000           14,463
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2015           5,000            5,572
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2016           5,000            5,569
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017            5,000            5,560
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015             3,000            3,438
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008             5,000            5,291
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015            10,000           11,024
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2013                         2,000            2,262
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014                         6,400            7,279
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016                         7,000            7,827
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2003-A, 5.50% 2013                         1,700            1,921
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 1), Series 1997-B, 5.125% 2014               5,000            5,226
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1994-A, 6.00% 2007               19,900           20,962
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012                6,200            6,593
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016               5,250            6,734
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017                                    5,000            5,397
G.O. Bonds, Series 2003-A, 5.00% 2013                                                                         6,260            6,808
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010                                                         7,310            7,837
Various Purpose G.O. Ref. Bonds, Series R-2001A, 5.25% 2005                                                   2,000            2,000
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
     Series 2001, AMBAC insured, 5.375% 2012                                                                  1,500            1,662
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.50% 2011       6,565            7,292
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2014      3,000            3,343
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2015      8,635            9,585
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012                          2,675            3,026
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)     325              368
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC insured, 5.25% 2015                                     2,000            2,189
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015                                    4,500            5,008
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005,
        FSA insured, 5.00% 2013                                                                               1,685            1,856
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005,
        FSA insured, 5.00% 2014                                                                               3,830            4,238
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013                                  3,835            4,163
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014                                  4,040            4,375
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015                                  4,255            4,653
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016                                 4,485            4,937
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017                                 4,440            4,885
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018                                 2,000            2,198
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016                         5,755            6,369
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001,
        FSA insured, 5.50% 2012                                                                               2,000            2,208
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001,
        FSA insured, 5.50% 2016                                                                               5,000            5,506
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2016                         3,080            3,564
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2018                         7,920            9,198
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2019                         3,630            4,241
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A,
        FSA insured, 5.00% 2013                                                                               2,000            2,206
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A,
        FSA insured, 5.00% 2020                                                                               2,295            2,507
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1993-B, FSA insured, 5.65% 2008   3,030            3,240
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, MBIA insured, 0% 2013     4,000            2,949
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric Project),
     Series 2003, XLCA insured, 5.00% 2012                                                                    5,000            5,447
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
     Series 2002-B, FSA insured, 5.25% 2012                                                                   2,250            2,508
                                                                                                                             281,685

WISCONSIN -- 1.47%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2006                  1,000            1,016
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012                  2,000            2,201
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027                18,845           20,185
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)                                                          3,390            3,613
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010                                                                    3,225            3,567
Health and Educational Facs. Auth., Rev. Bonds (Children's Hospital of Wisconsin, Inc.),
     Series 1993, FGIC insured, 5.50% 2006                                                                    2,000            2,048
Health and Educational Facs. Auth., Rev. Bonds (Children's Hospital of Wisconsin, Inc.),
     Series 1998, AMBAC insured, 5.625% 2015                                                                  1,130            1,290
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
     Series 2001, 5.625% 2014                                                                                 1,000            1,086
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
     Series 2001, 5.625% 2015                                                                                 1,100            1,191
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.80% 2010             1,110            1,160
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.90% 2011             1,165            1,216
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.125% 2016            1,000            1,040
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.375% 2022            2,000            2,077
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                           1,040            1,086
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
     Series 1991-E, FGIC insured, 6.90% 2021                                                                  6,000            8,008
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009                                            9,645           10,224
                                                                                                                              61,008

TOTAL BONDS & notes (cost: $3,762,633,000)                                                                                 3,957,313

Short-term securities -- 5.74%

City of Los Angeles, California, 2005 Tax and Rev. Anticipation Notes, 4.00% 6/30/2006                       13,000           13,140
District of Columbia, Multi-Modal G.O. Ref. Bonds, Series 2002-D, MBIA insured, 2.45% 2031(3,5)               7,800            7,800
Collier County, Florida, Health Facs. Auth., Rev. Bonds (Cleveland Clinic Health System Obligated Group),
     Series 2003-C, Subseries C-1, 2.33% 2035(3)                                                                800              800
State of Florida, Gulf Coast University Fncg. Corp., Capital Improvement Rev. Bonds,
        Series 2003, 2.50% 2033(3)                                                                            5,325            5,325
State of Florida, Sunshine State Government Fncg. Commission, Rev. Bonds,
     Series 1986, AMBAC insured, 2.45% 2016(3,5)                                                              7,100            7,100
Dev. Auth. of the Unified Government of Athens-Clarke County, Georgia, Rev. Bonds
     (University of Georgia Athletic Association Project), Series 2003, 2.33% 2033(3)                         5,115            5,115
Dev. Auth. of the Unified Government of Athens-Clarke County, Georgia, Rev. Bonds
     (University of Georgia Athletic Association Project), Series 2005-B, 2.33% 2035(3)                       1,000            1,000
City of Atlanta, Georgia, Airport General Rev. Ref. Bonds, Series 2003RF-B-2, MBIA insured, 2.50% 2030(3,5)  10,040           10,040
Dev. Auth. of Cobb County, Georgia, Rev. Ref. And Improvement Bonds
     (Presbyterian Village, Austell, Inc. Obligated Group), Series 2004-B, 2.37% 2034(3)                      1,035            1,035
Municipal Electric Auth. of Georgia, Series 1994-E, FSA insured, 2.40% 2026(3)                                3,000            3,000
State of Idaho, Tax Anticipation Notes, Series 2005, 4.00% 6/30/2006                                         13,000           13,132
Illinois Health Facs. Auth., Demand Rev. Bonds (University of Chicago Hospitals and Health System),
     Series 1998, MBIA insured, 2.34% 2026(3)                                                                 2,200            2,200
Indiana Health Fac. Fncg. Auth., Adjustable Rate Hospital Rev. Bonds (Community Hospitals Project),
     Series 2000-B, 2.50% 2028(3,5)                                                                           5,000            5,000
State of Maryland, Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project),
     Series 2004-A, AMBAC insured, 2.33% 2034(3)                                                              2,500            2,500
State of Maryland, Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental
        Biology Project), Series 2002-A, 2.34% 2030(3)                                                        1,000            1,000
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties,
     Maryland, G.O. Multi-Modal Bond Anticipation Notes, Series 2003-A, 2.45% 2023(3)                         4,200            4,200
Massachusetts Health and Educational Facs. Auth., Rev. Notes, Harvard University Issue,
     Series 2002-EE, TECP, 2.60% 10/4/2005                                                                    3,000            3,000
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 2.40% 2030(3)              3,900            3,900
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 2.40% 2030(3)              2,100            2,100
Regents of the University of Michigan, General Rev. Bonds (Weekly Rate Bonds), Series 2005-B, 2.45% 2035(3)   5,025            5,025
Curators of the University of Missouri, Capital Projects Notes, Series FY 2005-2006, 5.00% 6/30/2006         12,000           12,211
Clark County, Nevada, G.O. (Limited Tax) Flood Control Commercial Paper Notes, Series 2003-A,
        TECP, 2.50% 9/6/2005                                                                                  1,500            1,500
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2006-A, 4.00% 6/23/2006                         30,000           30,277
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/2006                           20,000           20,214
Metropolitan Transportation Auth., New York, Transportation Rev. Ref. Bonds,
     Series 2002-D2, FSA insured, 2.45% 2032(3)                                                               1,650            1,650
Emmaus General Auth., Pennsylvania, Local Government Rev. Bonds (Bond Pool Program),
     Series 1989-B, Subseries B-25, 2.38% 2024(3)                                                             1,000            1,000
Hospitals and Higher Education Facs. Auth. of Philadelphia, Pennsylvania, Hospital Rev. Bonds
     (Temple University Health System Obligated Group), Series 2005-A, 2.53% 2027(3,5)                        4,200            4,200
State of Rhode Island, Health and Educational Building Corp., Educational Institution Rev. Bonds
     (Portsmouth Abbey School Issue), Series 2001, 2.33% 2031(3)                                              3,300            3,300
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg. Rev. Bonds
        (Care New England Issue), Series 2002-A, 2.33% 2032(3)                                                3,500            3,500
County of Montgomery, Public Building Auth., Adjustable Rate Pooled Fncg. Rev. Bonds
        (Tennessee County Loan Pool), Series 1997, 2.50% 2027(3,5)                                            5,150            5,150
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee County Loan Pool), Series 2002, 2.33% 2032(3,5)                                               1,110            1,110
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee County Loan Pool), Series 2004, 2.33% 2034(3)                                                 1,400            1,400
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee Municipal Bond Fund), Series 2003, 2.33% 2033(3)                                              3,800            3,800
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee Municipal Bond Fund), Series 2004, 2.33% 2034(3,5)                                           11,150           11,150
Harris County, Texas, G.O. Unlimited Commercial Paper Notes, Series C, TECP, 2.64% 10/20/2005                 2,000            2,000
City of Houston, Texas, G.O. Commercial Paper Notes, Series E, TECP, 2.52% 10/13/2005                         4,900            4,899
City of San Antonio, Texas, Electric and Gas Systems Commercial Paper Notes, Series A, TECP,
        2.62% 10/18/2005                                                                                      2,300            2,300
State of Texas, Tax and Rev. Anticipation Notes, Series 2005, 4.50% 8/31/2006(5)                             10,000           10,151
State of Utah, Intermountain Power Agcy., Power Supply Rev. Bonds, 1985 Series E, AMBAC insured,
     TECP, 2.45% 9/7/2005                                                                                     3,500            3,500
State of Utah, Intermountain Power Agcy., Power Supply Rev. Bonds, 1985 Series F, AMBAC insured,
     TECP, 2.63% 10/5/2005                                                                                    1,000            1,000
State of Utah, Intermountain Power Agcy., Commercial Paper Notes, 1998 Series B4, TECP, 2.55% 10/13/2005      5,000            4,999
State of Utah, Intermountain Power Agcy., Commercial Paper Notes, 1998 Series B4, TECP, 2.70% 10/4/2005       3,000            3,000
Port of Seattle, Washington, Subordinate Lien Rev. Notes, Series A-1, Class A-2, TECP, 2.57% 10/6/2005        5,000            5,000
Port of Seattle, Washington, Subordinate Lien Rev. Notes, Series A-1, Class A-2, TECP, 2.57% 10/7/2005        5,000            5,000

TOTAL SHORT-TERM SECURITIES (cost: $238,782,000)                                                                             238,723

TOTAL INVESTMENT SECURITIES (cost: $4,001,415,000)                                                                         4,196,036
OTHER ASSETS LESS LIABILITIES                                                                                               (36,984)

NET ASSETS                                                                                                                $4,159,052

(1)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $6,241,000, which represented 0.15% of the net assets of the fund.

(2)  Company not making  scheduled  interest  payments;  bankruptcy  proceedings pending.

(3)  Coupon rate may change periodically; the date of the next scheduled

(4)  Step bond; coupon rate will increase at a later date.

(5)  This security, or a portion of this security,  has been segregated to cover funding requirements on investment transactions settling in the future.

Key to Abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2005                   (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market
  (cost: $4,001,415)                                                                                                 $4,196,036
 Receivables for:
  Sales of fund's shares                                                                    $14,936
  Interest                                                                                   48,655                      63,591
                                                                                                                      4,259,627
Liabilities:
 Payables for:
  Purchases of investments                                                                   89,415
  Repurchases of fund's shares                                                                4,033
  Dividends on fund's shares                                                                  3,932
  Bank overdraft                                                                                  7
  Investment advisory services                                                                  900
  Services provided by affiliates                                                             2,093
  Deferred Directors' compensation                                                              127
  Other fees and expenses                                                                        68                     100,575
Net assets at August 31, 2005                                                                                        $4,159,052

Net assets consist of:
 Capital paid in on shares of capital stock                                                                          $3,966,269
 Undistributed net investment income                                                                                      4,344
 Accumulated net realized loss                                                                                           (6,182)
 Net unrealized appreciation                                                                                            194,621
Net assets at August 31, 2005                                                                                        $4,159,052

TOTAL AUTHORIZED CAPITAL STOCK - 500,000 SHARES, $.001 PAR VALUE (329,971 TOTAL
SHARES OUTSTANDING)

               NET ASSETS    SHARES OUTSTANDING   Net asset value per share (1)

Class A        $3,580,787         284,092                 $12.60
Class B           121,579           9,646                  12.60
Class C           164,603          13,059                  12.60
Class F           226,977          18,008                  12.60
Class R-5          65,106           5,166                  12.60

(1)  Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes,  except for Class A, for which the maximum offering price per share was $13.09.

See Notes to Financial Statements

STATEMENT OF OPERATIONS for the year ended August 31, 2005                                                    (dollars in thousands)
Investment income:
 Income:
  Interest                                                                                                             $175,175

 Fees and expenses:(1)
  Investment advisory services                                                              $11,108
  Distribution services                                                                      11,273
  Transfer agent services                                                                       776
  Administrative services                                                                       506
  Reports to shareholders                                                                       130
  Registration statement and prospectus                                                         326
  Postage, stationery and supplies                                                               85
  Directors' compensation                                                                        61
  Auditing and legal                                                                             95
  Custodian                                                                                      25
  Federal and state income taxes                                                                214
  Other state and local taxes                                                                    39
  Other                                                                                          61
  Total fees and expenses before waiver                                                      24,699
 Less waiver of fees and expenses:
  Investment advisory services                                                                  797
  Total fees and expenses after waiver                                                                                   23,902
 Net investment income                                                                                                  151,273

Net realized gain and unrealized
 appreciation on investments
 Net realized gain on
  investments                                                                                                             2,093
 Net unrealized appreciation on
  investments                                                                                                            27,414
   Net realized gain and
    unrealized appreciation
    on investments                                                                                                       29,507
Net increase in net assets resulting
 from operations                                                                                                       $180,780

(1)  Additional  information  related to  class-specific  fees and  expenses  is included in the Notes to Financial Statements

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS                                                                           (dollars in thousands)

                                                                                            Year ended               Year ended
                                                                                            August 31,               August 31,
                                                                                               2005                     2004
Operations:
 Net investment income                                                                     $151,273                    $141,182
 Net realized gain (loss) on investments                                                      2,093                      (1,098)
 Net unrealized appreciation
  on investments                                                                             27,414                      86,415
  Net increase in net assets
   resulting from operations                                                                180,780                     226,499

Dividends paid or accrued to
 shareholders from net investment income                                                   (150,013)                   (139,257)

Capital share transactions                                                                  626,762                     168,929

Total increase in net assets                                                                657,529                     256,171

Net assets:
 Beginning of year                                                                        3,501,523                   3,245,352
 End of year (including
  undistributed net investment income:
  $4,344 and $4,266, respectively)                                                       $4,159,052                  $3,501,523

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:

      SHARE CLASS       INITIAL SALES CHARGE       CONTINGENT DEFERRED SALES               CONVERSION FEATURE
                                                     CHARGE UPON REDEMPTION

        Class A             Up to 3.75%               None (except 1% for                         None
                                                      certain redemptions
                                                       within one year of
                                                      purchase without an
                                                     initial sales charge)

        Class B                 None                 Declines from 5% to 0%           Class B converts to Class A
                                                     for redemptions within                after eight years
                                                     six years of purchase

        Class C                 None               1% for redemptions within          Class C converts to Class F
                                                      one year of purchase                   after 10 years

        Class F                 None                          None                                None

       Class R-5                None                          None                                None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of
America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.
         Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than
         60 days are determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of
         Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security
         transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than
         class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares.
         Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.
         Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.
         Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal
Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes.
These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and
amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of
August 31, 2005, the cost of investment securities for federal income tax purposes was $3,997,213,000.

During the year ended August 31, 2005, the fund reclassified $82,000 to undistributed net realized gains and $1,100,000 to capital paid in on shares of capital stock from undistributed net investment income to align financial reporting with tax reporting.

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                       $4,200
Short-term and long-term capital loss deferrals                          (6,182)
Gross unrealized appreciation on investment securities                   208,565
Gross unrealized depreciation on investment securities                   (9,742)
Net unrealized appreciation on investment securities                     198,823

Short-term and long-term capital loss deferrals above include a capital loss carryforward of $6,182,000 expiring in 2012. These numbers reflect the utilization of a capital loss carryforward of $2,175,000 during the year ended
August 31, 2005. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. During the year ended August
31, 2005, the fund realized, on a tax basis, a net capital gain of $2,175,000.

Distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Share class          Year ended August 31, 2005       Year ended August 31, 2004
Class A                      $ 132,769                        $ 125,410
Class B                          3,934                            4,045
Class C                          4,688                            4,270
Class F                          6,350                            3,670
Class R-5                        2,272                            1,862
Total                        $ 150,013                        $ 139,257

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement
with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.13% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of
$8,333,333. CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended August 31, 2005, total investment advisory services fees waived by CRMC were $797,000. As a result, the fee shown on the accompanying financial statements of $11,108,000, which was equivalent to an annualized rate of 0.295%, was reduced to $10,311,000, or
0.274% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of
         Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25%
         to 1.00% as noted below. In some cases, the Board of Directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to selling dealers to compensate them for their selling activities.

         For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31,
         2005, unreimbursed expenses subject to reimbursement totaled $3,721,000 for Class A.

         SHARE CLASS        CURRENTLY APPROVED LIMITS         PLAN LIMITS
         Class A                       0.25%                      0.25%
         Class B                       1.00                       1.00
         Class C                       1.00                       1.00
         Class F                       0.25                       0.50

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with
         AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than classes A and B.
         Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for
         Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

         Expenses under the agreements described above for the year ended August
         31, 2005, were as follows (dollars in thousands):

           SHARE CLASS            DISTRIBUTION            TRANSFER AGENT                  ADMINISTRATIVE SERVICES
                                    SERVICES                 SERVICES

                                                                                          CRMC          TRANSFER AGENT
                                                                                     ADMINISTRATIVE        SERVICES
                                                                                        SERVICES

             Class A                 $8,212                    $743                  Not applicable     Not applicable

             Class B                  1,189                     33                   Not applicable     Not applicable

             Class C                  1,466                  Included                     $200                $12
                                                                in
                                                          administrative
                                                             services

             Class F                   406                   Included                      215                  23
                                                                in
                                                          administrative
                                                             services

            Class R-5            Not applicable              Included                       54                  2
                                                                in
                                                          administrative
                                                             services

              Total                  $11,273                   $776                       $469                $37

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $61,000, shown on the accompanying financial statements, includes $43,000 in current fees (either paid in cash or deferred) and a net increase of $18,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                             Sales(1)                Reinvestments of dividends and distributions
                                                    Amount      Shares                       Amount    Shares
Year ended August 31, 2005
Class A                                            $770,057     61,433                     $ 95,853    7,647
Class B                                              13,205      1,054                        2,941      235
Class C                                              55,779      4,450                        3,486      278
Class F                                             137,440     10,966                        5,041      402
Class R-5                                            22,361      1,788                          645       51
Total net increase
   (decrease)                                      $998,842     79,691                      107,966    8,613

Year ended August 31, 2004
Class A                                            $568,531     45,679                     $ 89,167    7,169
Class B                                              18,004      1,447                        3,001      241
Class C                                              39,738      3,193                        3,257      262
Class F                                              77,107      6,200                        2,897      233
Class R-5                                            10,866        877                          280       23
Total net increase
   (decrease)                                      $714,246     57,396                     $ 98,602    7,928

Share class                                            Repurchases(1)                           Net increase
                                                    Amount       Shares                      Amount    Shares
Year ended August 31, 2005
Class A                                          $ (394,984)    (31,531)                  $ 470,926    37,549
Class B                                             (14,047)     (1,122)                      2,099       167
Class C                                             (29,430)     (2,350)                     29,835     2,378
Class F                                             (37,153)     (2,967)                    105,328     8,401
Class R-5                                            (4,432)       (354)                     18,574     1,485
Total net increase
   (decrease)                                    $ (480,046)    (38,324)                  $ 626,762    49,980

Year ended August 31, 2004
Class A                                          $ (556,968)    (44,924)                  $ 100,730     7,924
Class B                                             (19,539)     (1,578)                      1,466       110
Class C                                             (33,115)     (2,676)                      9,880       779
Class F                                             (29,892)     (2,413)                     50,112     4,020
Class R-5                                            (4,405)       (355)                      6,741       545
Total net increase
   (decrease)                                    $ (643,919)    (51,946)                  $ 168,929    13,378

(1)  Includes exchanges between share classes of the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $999,030,000 and $324,781,000, respectively, during the year ended August 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2005, the custodian fee of $25,000, shown on the accompanying financial statements, includes $4,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)

                                                                                     Income (loss) from investment operations(2)
                                                                                                          Net
                                                             Net asset                              gains (losses)
                                                               value,                Net             on securities        Total from
                                                             beginning           investment         (both realized        investment
                                                             of period             income           and unrealized)       operations
Class A:
 Year ended 8/31/2005                                          $12.51               $.51                 $.09                $.60
 Year ended 8/31/2004                                           12.17                .53                  .33                 .86
 Year ended 8/31/2003                                           12.41                .54                 (.22)                .32
 Year ended 8/31/2002                                           12.38                .57                  .06                 .63
 Year ended 8/31/2001                                           11.81                .60                  .57                1.17
Class B:
 Year ended 8/31/2005                                           12.51                .41                  .09                 .50
 Year ended 8/31/2004                                           12.17                .44                  .33                 .77
 Year ended 8/31/2003                                           12.41                .44                 (.22)                .22
 Year ended 8/31/2002                                           12.38                .48                  .06                 .54
 Year ended 8/31/2001                                           11.81                .52                  .57                1.09
Class C:
 Year ended 8/31/2005                                           12.51                .40                  .09                 .49
 Year ended 8/31/2004                                           12.17                .42                  .33                 .75
 Year ended 8/31/2003                                           12.41                .43                 (.22)                .21
 Year ended 8/31/2002                                           12.38                .47                  .06                 .53
 Period from 3/15/2001 to 8/31/2001                             12.10                .21                  .29                 .50
Class F:
 Year ended 8/31/2005                                           12.51                .49                  .09                 .58
 Year ended 8/31/2004                                           12.17                .51                  .33                 .84
 Year ended 8/31/2003                                           12.41                .52                 (.22)                .30
 Year ended 8/31/2002                                           12.38                .55                  .06                 .61
 Period from 3/15/2001 to 8/31/2001                             12.10                .24                  .29                 .53
Class R-5:
 Year ended 8/31/2005                                           12.51                .53                  .09                 .62
 Year ended 8/31/2004                                           12.17                .55                  .33                 .88
 Year ended 8/31/2003                                           12.41                .56                 (.22)                .34
 Period from 7/15/2002 to 8/31/2002                             12.33                .07                  .08                 .15

                                                                                  Dividends and distributions

                                                               Dividends
                                                               (from net                  Distributions               Total
                                                               investment                 (from capital           dividends and
                                                               income)                        gains)               distributions
Class A:
 Year ended 8/31/2005                                           $(.51)                         $-                    $(.51)
 Year ended 8/31/2004                                            (.52)                          -                     (.52)
 Year ended 8/31/2003                                            (.54)                        (.02)                   (.56)
 Year ended 8/31/2002                                            (.57)                        (.03)                   (.60)
 Year ended 8/31/2001                                            (.60)                          -                     (.60)
Class B:
 Year ended 8/31/2005                                            (.41)                          -                     (.41)
 Year ended 8/31/2004                                            (.43)                          -                     (.43)
 Year ended 8/31/2003                                            (.44)                        (.02)                   (.46)
 Year ended 8/31/2002                                            (.48)                        (.03)                   (.51)
 Year ended 8/31/2001                                            (.52)                          -                     (.52)
Class C:
 Year ended 8/31/2005                                            (.40)                          -                     (.40)
 Year ended 8/31/2004                                            (.41)                          -                     (.41)
 Year ended 8/31/2003                                            (.43)                        (.02)                   (.45)
 Year ended 8/31/2002                                            (.47)                        (.03)                   (.50)
 Period from 3/15/2001 to 8/31/2001                              (.22)                          -                     (.22)
Class F:
 Year ended 8/31/2005                                            (.49)                          -                     (.49)
 Year ended 8/31/2004                                            (.50)                          -                     (.50)
 Year ended 8/31/2003                                            (.52)                        (.02)                   (.54)
 Year ended 8/31/2002                                            (.55)                        (.03)                   (.58)
 Period from 3/15/2001 to 8/31/2001                              (.25)                          -                     (.25)
Class R-5:
 Year ended 8/31/2005                                            (.53)                          -                     (.53)
 Year ended 8/31/2004                                            (.54)                          -                     (.54)
 Year ended 8/31/2003                                            (.56)                        (.02)                   (.58)
 Period from 7/15/2002 to 8/31/2002                              (.07)                          -                     (.07)

                                                              Net asset                                            Net assets,
                                                              value, end                      Total               end of period
                                                              of period                     return(3)             (in millions)
Class A:
 Year ended 8/31/2005                                          $12.60                         4.87%                 $3,581
 Year ended 8/31/2004                                           12.51                         7.17                   3,083
 Year ended 8/31/2003                                           12.17                         2.55                   2,905
 Year ended 8/31/2002                                           12.41                         5.31                   2,689
 Year ended 8/31/2001                                           12.38                        10.22                   2,202
Class B:
 Year ended 8/31/2005                                           12.60                         4.10                     121
 Year ended 8/31/2004                                           12.51                         6.38                     119
 Year ended 8/31/2003                                           12.17                         1.79                     114
 Year ended 8/31/2002                                           12.41                         4.53                      81
 Year ended 8/31/2001                                           12.38                         9.45                      26
Class C:
 Year ended 8/31/2005                                           12.60                         3.98                     165
 Year ended 8/31/2004                                           12.51                         6.24                     134
 Year ended 8/31/2003                                           12.17                         1.66                     120
 Year ended 8/31/2002                                           12.41                         4.40                      82
 Period from 3/15/2001 to 8/31/2001                             12.38                         4.20                      15
Class F:
 Year ended 8/31/2005                                           12.60                         4.74                     227
 Year ended 8/31/2004                                           12.51                         7.02                     120
 Year ended 8/31/2003                                           12.17                         2.41                      68
 Year ended 8/31/2002                                           12.41                         5.15                      42
 Period from 3/15/2001 to 8/31/2001                             12.38                         4.45                      7
Class R-5:
 Year ended 8/31/2005                                           12.60                         5.05                      65
 Year ended 8/31/2004                                           12.51                         7.34                      46
 Year ended 8/31/2003                                           12.17                         2.72                      38
 Period from 7/15/2002 to 8/31/2002                             12.41                         1.23                      37

                                                           Ratio of expenses            Ratio of expenses
                                                              to average                    to average               Ratio of
                                                              net assets                    net assets              net income
                                                                before                        after                 to average
                                                                waivers                     waivers(4)              net assets
Class A:
 Year ended 8/31/2005                                            .60%                          .57%                   4.08%
 Year ended 8/31/2004                                             .61                          .61                    4.23
 Year ended 8/31/2003                                             .61                          .61                    4.33
 Year ended 8/31/2002                                             .63                          .63                    4.73
 Year ended 8/31/2001                                             .66                          .66                    5.00
Class B:
 Year ended 8/31/2005                                            1.35                         1.33                    3.33
 Year ended 8/31/2004                                            1.36                         1.36                    3.48
 Year ended 8/31/2003                                            1.37                         1.37                    3.56
 Year ended 8/31/2002                                            1.38                         1.38                    3.91
 Year ended 8/31/2001                                            1.40                         1.40                    4.06
Class C:
 Year ended 8/31/2005                                            1.46                         1.44                    3.21
 Year ended 8/31/2004                                            1.49                         1.49                    3.34
 Year ended 8/31/2003                                            1.50                         1.50                    3.43
 Year ended 8/31/2002                                            1.51                         1.51                    3.79
 Period from 3/15/2001 to 8/31/2001                               .73                          .73                    1.77
Class F:
 Year ended 8/31/2005                                             .72                          .69                    3.95
 Year ended 8/31/2004                                             .75                          .75                    4.09
 Year ended 8/31/2003                                             .75                          .75                    4.19
 Year ended 8/31/2002                                             .78                          .78                    4.54
 Period from 3/15/2001 to 8/31/2001                               .40                          .40                    2.11
Class R-5:
 Year ended 8/31/2005                                             .42                          .40                    4.25
 Year ended 8/31/2004                                             .43                          .43                    4.41
 Year ended 8/31/2003                                             .44                          .44                    4.51
 Period from 7/15/2002 to 8/31/2002                               .06                          .06                     .59

                                                                             Year ended August 31
                                                        2005          2004          2003         2002          2001

Portfolio turnover rate for all classes of shares        9%            8%             8%          8%            21%

(1)  Based on  operations  for the period shown  (unless  otherwise  noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3)  Total returns  exclude all sales  charges,  including  contingent  deferred sales charges.

(4)  The ratios in this column  reflect the impact,  if any, of certain  waivers from  CRMC.  During  the  year  ended  8/31/2005,  CRMC  reduced  fees  for investment advisory services for all share classes.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE TAX-EXEMPT BOND FUND OF
AMERICA, INC.:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of
America, Inc. (the "Fund") at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the
United States of America. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the responsibility of the
Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at August
31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 7, 2005

Tax information                                                       unaudited

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending August 31, 2005.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid by the fund from net investment income. The fund designates 100%
of the dividends paid by the fund earned during the fiscal year as exempt-interest dividends.

INDIVIDUAL SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX
INFORMATION WHICH WILL BE MAILED IN JANUARY 2006 TO DETERMINE THE CALENDAR YEAR
AMOUNTS TO BE INCLUDED ON THEIR 2005 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT
THEIR TAX ADVISERS.